UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2006

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Premier Core Value Fund Dreyfus Premier Limited Term High Yield Fund Dreyfus Premier Managed Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
23	Notes to Financial Statements
32	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Core Value Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Value Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

Stock market gains over the first four months of 2006 were given back in May and June, when investors reacted negatively to suggestions that the U.S. Federal Reserve Board (the “Fed”) and other central banks, in their fight against inflation, might raise short-term interest rates more than previously expected. In the judgment of our Chief Economist, Richard Hoey, the recent correction reflects an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Brian Ferguson, Portfolio Manager

How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the six-month period ended June 30, 2006, Dreyfus Premier Core Value Fund produced total returns of 4.98% for its Class A shares, 4.59% for its Class B shares, 4.56% for its Class C shares, 5.09% for its Class R shares, 4.82% for its Class T shares and 5.01% for its Institutional shares.1 In comparison, the fund’s benchmark, the S&P 500/BARRA Value Index, produced a total return of 5.48% for the same period.2

Signs of continued growth in the U.S. economy and encouraging corporate earnings reports helped fuel the stock market’s advance early in the reporting period, but returns later moderated as investors reacted to soaring energy prices and greater uncertainty regarding interest rates. The fund’s returns were slightly lower than the S&P 500/BARRA Value Index, as lagging results in the materials and consumer staples sectors were only partly offset by above-average performance in the energy, consumer discretionary and information technology sectors.

What is the fund’s investment approach?

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

What other factors influenced the fund’s performance?

Early in the reporting period, the U.S. stock market continued to climb on the strength of strong corporate earnings and signs of sustainable economic growth. Investors maintained a generally optimistic outlook even while interest rates rose. In fact, the Federal Reserve

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Board (the “Fed”) raised short-term interest rates four times over the first six months of 2006, driving the overnight federal funds rate to 5.25% by the end of June.

However, hawkish comments from Fed chairman Ben Bernanke in early May caused investors to revise upward their interest-rate expectations, and energy prices encountered renewed volatility, with crude oil topping $75 a barrel, sparking both inflation fears and economic concerns regarding the potentially adverse impact of higher fuel and borrowing costs on consumer spending.As a result, investor sentiment deteriorated in May and June, and the stock market lost most of the ground it had gained earlier in the reporting period.

The upward trend in energy prices helped support the fund’s performance in the energy sector, and its relatively heavy exposure to energy stocks contributed positively to overall returns. In addition, the fund’s performance relative to the benchmark benefited from our emphasis on refineries and oil field services companies, such as Marathon Oil and Schlumberger. The information technology sector also contributed positively to the fund’s relative performance, primarily because the fund did not have significant positions in some of the sector’s weaker companies, including information storage specialist EMC, which declined as a result of slow sales growth, and telecommunications equipment maker Motorola, which faced rising competitive pressures.

The fund’s relative performance was further bolstered by the success of our stock selection strategy in the consumer discretionary sector. Unlike the benchmark, the portfolio did not own any homebuilding stocks, which were weak due to housing market concerns. In addition, the portfolio avoided investment in cruise line operator Carnival until the effects of 2005’s hurricanes and concerns regarding high fuel prices were more appropriately reflected into earnings estimates. Johnson Controls, a manufacturer of building control systems and automotive consoles, also was a strong performer, lifted by investors’ response to its acquisition of York, a maker of air conditioners and heating units. Unlike the benchmark, the fund did not own shares of media giant Viacom, which struggled with slow growth in advertising sales in the media sector.

4

The fund’s performance, however, was tempered by some disappoint-ments.While the materials sector performed well overall, our relatively limited emphasis on metal and mining companies held back relative performance. In the consumer staples sector, the fund’s relative performance was undermined by its lack of exposure to food commodities processor Archer Daniels Midland, which saw its shares advance significantly due to increased demand for corn-based ethanol as an energy source.

What is the fund’s current strategy?

Our bottom-up stock selection process has continued to guide our investment decisions, as we believe it to be an effective method in identifying attractively valued stocks under a variety of market conditions.We have continued to find attractive values in relatively defensive consumer staples stocks, and we have increased our emphasis in the sector over more economically sensitive stocks.In the industrials area,we increasingly have favored stocks that historically have fared well late in the economic cycle,such as General Electric.Although in the past we have found attractive opportunities in the energy area, we have reduced our emphasis on the sector, where many stocks have become more richly valued.

July 17, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Composite Price Index (“S&P 500
Index”) that have low price-to-book ratios.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Value Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 5.84	$ 9.64	$ 9.64	$ 4.58	$ 7.11	$ 5.34
Ending value
(after expenses)	$1,049.80	$1,045.90	$1,045.60	$1,050.90	$1,048.20	$1,050.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 5.76	$ 9.49	$ 9.49	$ 4.51	$ 7.00	$ 5.26
Ending value
(after expenses)	$1,019.09	$1,015.37	$1,015.37	$1,020.33	$1,017.85	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, 1.90% for
Class C, .90% for Class R, 1.40% for Class T and 1.05% for Institutional multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2006 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)

Banking—9.4%
Bank of America	536,636	25,812,191
Bank of New York	96,900	3,120,180
PNC Financial Services Group	55,800	3,915,486
SunTrust Banks	45,300	3,454,578
US Bancorp	177,700	5,487,376
Wachovia	235,200	12,719,616
Wells Fargo & Co.	120,300	8,069,724
		62,579,151
Consumer Discretionary—10.1%
Carnival	80,000 [a]	3,339,200
Clear Channel Communications	263,000	8,139,850
Comcast, Cl. A	93,800 [b]	3,071,012
Federated Department Stores	94,700 [a]	3,466,020
Johnson Controls	73,500	6,043,170
Limited Brands	136,700	3,498,153
Marriott International, Cl. A	95,600	3,644,272
McDonald’s	271,100	9,108,960
News, Cl. A	346,000	6,636,280
Omnicom Group	84,100 [a]	7,492,469
Time Warner	341,800	5,913,140
TJX Cos.	141,500	3,234,690
Walt Disney	108,600	3,258,000
		66,845,216
Consumer Staples—6.7%
Altria Group	234,400	17,211,992
Cadbury Schweppes, ADR	157,100	6,098,622
Colgate-Palmolive	117,057	7,011,714
CVS	112,300	3,447,610
Dean Foods	127,300 [b]	4,734,287
Procter & Gamble	105,900	5,888,040
		44,392,265

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy—13.2%
Anadarko Petroleum	63,000	3,004,470
Apache	41,800 [a]	2,852,850
Chevron	229,400	14,236,564
ConocoPhillips	258,220	16,921,157
Devon Energy	54,600	3,298,386
Exxon Mobil	478,832	29,376,343
Halliburton	46,500	3,450,765
Marathon Oil	133,500	11,120,550
Valero Energy	58,000	3,858,160
		88,119,245
Financial Services—23.8%
ACE	65,100	3,293,409
American International Group	161,993	9,565,687
AON	188,100	6,549,642
Capital One Financial	113,800	9,724,210
Chubb	131,100	6,541,890
Citigroup	513,633	24,777,656
Countrywide Financial	110,000	4,188,800
Equity Residential	109,700	4,906,881
Freddie Mac	118,700	6,767,087
Genworth Financial, Cl. A	264,195	9,204,554
Goldman Sachs Group	34,860	5,243,990
JPMorgan Chase & Co.	507,600	21,319,200
Lincoln National	58,800	3,318,672
Merrill Lynch & Co.	178,350	12,406,026
MetLife	65,800	3,369,618
Morgan Stanley	111,400	7,041,594
PMI Group	136,600	6,089,628
Prudential Financial	72,500	5,633,250
St. Paul Travelers Cos.	74,800	3,334,584
Washington Mutual	116,000	5,287,280
		158,563,658

8

Common Stocks (continued)	Shares	Value ($)

Health Care—7.5%
Abbott Laboratories	187,300	8,168,153
Amgen	49,400 [b]	3,222,362
Boston Scientific	146,100 [b]	2,460,324
Pfizer	712,600	16,724,722
Thermo Electron	93,000 [b]	3,370,320
WellPoint	97,200 [b]	7,073,244
Wyeth	198,200	8,802,062
		49,821,187
Industrials—8.3%
3M	43,800	3,537,726
Boeing	39,700	3,251,827
Cooper Industries, Cl. A	22,856	2,123,779
Eaton	47,600	3,589,040
Emerson Electric	38,960	3,265,238
General Electric	398,200	13,124,672
Honeywell International	82,000	3,304,600
Lockheed Martin	46,800	3,357,432
Tyco International	252,400	6,941,000
Union Pacific	103,800	9,649,248
United Technologies	51,200	3,247,104
		55,391,666
Information Technology—7.8%
Accenture, Cl. A	303,700	8,600,784
Automatic Data Processing	156,400	7,092,740
Cisco Systems	340,100 [b]	6,642,153
Fiserv	38,300 [a,b]	1,737,288
Hewlett-Packard	377,300	11,952,864
International Business Machines	92,900	7,136,578
Microsoft	236,300	5,505,790
NCR	86,300 [b]	3,162,032
		51,830,229

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials—2.1%
Alcoa	111,500	3,608,140
Dow Chemical	75,600	2,950,668
EI Du Pont de Nemours & Co.	81,095	3,373,552
Rohm & Haas	74,400	3,728,928
		13,661,288
Telecommunications—6.3%
Alltel	52,095	3,325,224
AT & T	727,600	20,292,764
BellSouth	157,000	5,683,400
Sprint Nextel	141,750	2,833,582
Verizon Communications	194,100	6,500,409
Vodafone Group, ADR	150,100	3,197,130
		41,832,509
Utilities—4.1%
Constellation Energy Group	82,800	4,514,256
Edison International	78,900	3,077,100
Entergy	41,500	2,936,125
Exelon	116,965	6,647,121
FPL Group	70,200	2,904,876
NRG Energy	82,900 [a,b]	3,994,122
PG & E	84,600	3,323,088
		27,396,688
Total Common Stocks
(cost $586,839,486)		660,433,102

Other Investment—.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,696,000)	2,696,000 [c]	2,696,000

10

Investment of Cash Collateral
for Securities Loaned—.2%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,493,768)		1,493,768 [c]	1,493,768

Total Investments (cost $591,029,254)		99.9%	664,622,870

Cash and Receivables (Net)		.1%	913,170

Net Assets		100.0%	665,536,040

ADR—American Depository Receipts
[a]	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund’s securities on
	loan is $4,802,828 and the total market value of the collateral held by the fund is $4,853,768, consisting of cash
	collateral of $1,493,768 and U.S. Government and agency securities valued at $3,360,000.
[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Financial Services	23.8	Consumer Staples	6.7
Energy	13.2	Telecommunications	6.3
Consumer Discretionary	10.1	Utilities	4.1
Banking	9.4	Materials	2.1
Industrials	8.3	Money Market Investments	.6
Information Technology	7.8
Health Care	7.5		99.9

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

					Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $4,802,828)—Note 1(b):
Unaffiliated issuers				586,839,486 660,433,102
Affiliated isuuers				4,189,768		4,189,768
Receivable for investment securities sold						3,619,544
Dividends and interest receivable						919,555
Receivable for shares of Beneficial Interest subscribed						46,488
					669,208,457

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)						714,833
Cash overdraft due to Custodian						284,539
Liability for securities on loan—Note 1(b)						1,493,768
Payable for investment securities purchased						645,383
Payable for shares of Beneficial Interest redeemed						533,698
Interest payable						196
						3,672,417

Net Assets ($)					665,536,040

Composition of Net Assets ($):
Paid-in capital					544,765,544
Accumulated undistributed investment income—net						35,291
Accumulated net realized gain (loss) on investments						47,141,589
Accumulated net unrealized appreciation
(depreciation) on investments						73,593,616

Net Assets ($)					665,536,040

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Institutional

Net Assets ($)	540,756,198	56,311,753	19,293,196	5,251,891 2,792,321		41,130,681
Shares
Outstanding	17,216,608	1,823,403	625,204	167,325	88,925	1,310,259

Net Asset Value
Per Share ($)	31.41	30.88	30.86	31.39	31.40	31.39

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	7,573,180
Affiliated issuers	45,708
Interest	37,292
Income from securities lending	2,380
Total Income	7,658,560
Expenses:
Management fee—Note 3(a)	3,077,660
Distribution and service fees—Note 3(b)	1,133,539
Interest expense—Note 2	3,231
Loan commitment fees—Note 2	2,074
Total Expenses	4,216,504
Investment Income—Net	3,442,056

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	47,707,020
Net unrealized appreciation (depreciation) on investments	(17,791,907)
Net Realized and Unrealized Gain (Loss) on Investments	29,915,113
Net Increase in Net Assets Resulting from Operations	33,357,169

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	3,442,056	7,135,930
Net realized gain (loss) on investments	47,707,020	96,968,863
Net unrealized appreciation
(depreciation) on investments	(17,791,907)	(66,603,353)
Net Increase (Decrease) in Net Assets
Resulting from Operations	33,357,169	37,501,440

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,041,435)	(6,671,140)
Class B shares	(101,803)	(261,483)
Class C shares	(34,634)	(82,006)
Class R shares	(36,075)	(450,170)
Class T shares	(11,982)	(25,630)
Institutional shares	(250,392)	(498,400)
Net realized gain on investments:
Class A shares	(23,132,904)	(3,000,559)
Class B shares	(2,570,479)	(351,900)
Class C shares	(862,209)	(112,649)
Class R shares	(214,205)	(29,847)
Class T shares	(115,541)	(15,252)
Institutional shares	(1,712,866)	(216,644)
Total Dividends	(32,084,525)	(11,715,680)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	17,194,216	41,179,970
Class B shares	856,842	2,182,340
Class C shares	873,583	2,154,740
Class R shares	527,890	6,465,122
Class T shares	124,922	330,242
Institutional shares	722,003	430,423

14

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	22,784,273	8,340,534
Class B shares	2,374,802	542,997
Class C shares	690,409	146,513
Class R shares	248,873	479,481
Class T shares	123,727	39,548
Institutional shares	1,921,101	696,125
Cost of shares redeemed:
Class A shares	(56,215,065)	(147,388,521)
Class B shares	(11,360,394)	(18,785,780)
Class C shares	(2,860,259)	(4,377,438)
Class R shares	(263,992)	(54,381,780)
Class T shares	(305,151)	(577,204)
Institutional shares	(1,914,236)	(3,325,634)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(24,476,456)	(165,848,322)
Total Increase (Decrease) in Net Assets	(23,203,812)	(140,062,562)

Net Assets ($):
Beginning of Period	688,739,852	828,802,414
End of Period	665,536,040	688,739,852
Undistributed investment income—net	35,291	69,556

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	537,525	1,359,291
Shares issued for dividends reinvested	728,177	269,242
Shares redeemed	(1,767,624)	(4,810,155)
Net Increase (Decrease) in Shares Outstanding	(501,922)	(3,181,622)

Class B [a]
Shares sold	26,949	72,352
Shares issued for dividends reinvested	77,178	17,579
Shares redeemed	(361,664)	(628,712)
Net Increase (Decrease) in Shares Outstanding	(257,537)	(538,781)

Class C
Shares sold	27,926	71,987
Shares issued for dividends reinvested	22,457	4,750
Shares redeemed	(91,734)	(146,406)
Net Increase (Decrease) in Shares Outstanding	(41,351)	(69,669)

Class R
Shares sold	16,488	211,002
Shares issued for dividends reinvested	7,956	15,771
Shares redeemed	(8,239)	(1,741,923)
Net Increase (Decrease) in Shares Outstanding	16,205	(1,515,150)

Class T
Shares sold	3,933	10,988
Shares issued for dividends reinvested	3,955	1,273
Shares redeemed	(9,496)	(18,835)
Net Increase (Decrease) in Shares Outstanding	(1,608)	(6,574)

Institutional Shares
Shares sold	22,796	14,298
Shares issued for dividends reinvested	61,419	22,474
Shares redeemed	(60,157)	(109,530)
Net Increase (Decrease) in Shares Outstanding	24,058	(72,758)

[a] During the period ended June 30, 2006, 113,760 Class B shares representing $3,580,187 were automatically converted to 111,819 Class A shares and during the period ended December 31, 2005, 152,245 Class B shares representing $4,558,620 were automatically converted to 149,654 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.38	30.34	27.44	21.57	28.62	30.93
Investment Operations:
Investment income—net [a]	.17	.30	.24	.17	.10	.17
Net realized and unrealized
gain (loss) on investments	1.39	1.26	2.88	5.86	(7.06)	(1.46)
Total from Investment Operations	1.56	1.56	3.12	6.03	(6.96)	(1.29)
Distributions:
Dividends from
investment income—net	(.18)	(.35)	(.22)	(.16)	(.09)	(.16)
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.53)	(.52)	(.22)	(.16)	(.09)	(1.02)
Net asset value, end of period	31.41	31.38	30.34	27.44	21.57	28.62

Total Return (%) [b]	4.98[c]	5.18	11.41	28.09	(24.36)	(4.04)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[c]	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income
to average net assets	.54[c]	.99	.86	.71	.41	.58
Portfolio Turnover Rate	24.06[c]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	540,756	556,017	634,007	607,633	504,371	695,054

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	30.87	29.83	27.02	21.27	28.33	30.68
Investment Operations:
Investment income (loss)—net [a]	.05	.07	.02	(.01)	(.08)	(.07)
Net realized and unrealized
gain (loss) on investments	1.37	1.26	2.85	5.77	(6.98)	(1.42)
Total from Investment Operations	1.42	1.33	2.87	5.76	(7.06)	(1.49)
Distributions:
Dividends from
investment income—net	(.06)	(.12)	(.06)	(.01)	—	(.00)[b]
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.41)	(.29)	(.06)	(.01)	—	(.86)
Net asset value, end of period	30.88	30.87	29.83	27.02	21.27	28.33

Total Return (%) [c]	4.59[d]	4.47	10.62	27.12	(24.92)	(4.79)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.17[d]	.24	.10	(.04)	(.33)	(.24)
Portfolio Turnover Rate	24.06[d]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	56,312	64,239	78,154	78,780	62,820	68,123

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	30.85	29.83	27.02	21.27	28.34	30.68
Investment Operations:
Investment income (loss)—net [a]	.05	.07	.02	(.01)	(.08)	(.06)
Net realized and unrealized
gain (loss) on investments	1.37	1.24	2.85	5.77	(6.99)	(1.42)
Total from Investment Operations	1.42	1.31	2.87	5.76	(7.07)	(1.48)
Distributions:
Dividends from
investment income—net	(.06)	(.12)	(.06)	(.01)	—	(.00)[b]
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.41)	(.29)	(.06)	(.01)	—	(.86)
Net asset value, end of period	30.86	30.85	29.83	27.02	21.27	28.34

Total Return (%) [c]	4.56[d]	4.43	10.62	27.12	(24.95)	(4.75)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.17[d]	.24	.10	(.04)	(.32)	(.24)
Portfolio Turnover Rate	24.06[d]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	19,293	20,564	21,958	22,480	20,819	23,612

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class R Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.36	30.33	27.43	21.56	28.62	30.92
Investment Operations:
Investment income—net [a]	.21	.38	.31	.22	.17	.23
Net realized and unrealized
gain (loss) on investments	1.39	1.25	2.88	5.87	(7.08)	(1.44)
Total from Investment Operations	1.60	1.63	3.19	6.09	(6.91)	(1.21)
Distributions:
Dividends from
investment income—net	(.22)	(.43)	(.29)	(.22)	(.15)	(.23)
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.57)	(.60)	(.29)	(.22)	(.15)	(1.09)
Net asset value, end of period	31.39	31.36	30.33	27.43	21.56	28.62

Total Return (%)	5.09[b]	5.45	11.69	28.43	(24.18)	(3.80)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[b]	.90	.90	.90	.90	.90
Ratio of net investment income
to average net assets	.66[b]	1.25	1.09	.95	.67	.78
Portfolio Turnover Rate	24.06[b]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	5,252	4,740	50,536	52,723	40,320	46,555

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

20

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class T Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.37	30.33	27.43	21.57	28.63	30.93
Investment Operations:
Investment income—net [a]	.13	.23	.18	.11	.05	.07
Net realized and unrealized
gain (loss) on investments	1.39	1.26	2.87	5.85	(7.07)	(1.42)
Total from Investment Operations	1.52	1.49	3.05	5.96	(7.02)	(1.35)
Distributions:
Dividends from
investment income—net	(.14)	(.28)	(.15)	(.10)	(.04)	(.09)
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.49)	(.45)	(.15)	(.10)	(.04)	(.95)
Net asset value, end of period	31.40	31.37	30.33	27.43	21.57	28.63

Total Return (%) [b]	4.82[c]	4.95	11.14	27.72	(24.53)	(4.28)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69[c]	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income
to average net assets	.42[c]	.74	.65	.45	.21	.25
Portfolio Turnover Rate	24.06[c]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	2,792	2,840	2,945	2,264	1,567	1,132

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Institutional Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	31.36	30.32	27.42	21.55	28.60	30.90
Investment Operations:
Investment income—net [a]	.19	.33	.27	.19	.13	.20
Net realized and unrealized
gain (loss) on investments	1.38	1.26	2.88	5.87	(7.07)	(1.45)
Total from Investment Operations	1.57	1.59	3.15	6.06	(6.94)	(1.25)
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.25)	(.19)	(.11)	(.19)
Dividends from net realized
gain on investments	(1.35)	(.17)	—	—	—	(.86)
Total Distributions	(1.54)	(.55)	(.25)	(.19)	(.11)	(1.05)
Net asset value, end of period	31.39	31.36	30.32	27.42	21.55	28.60

Total Return (%)	5.01[b]	5.33	11.53	28.25	(24.28)	(3.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52[b]	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income
to average net assets	.59[b]	1.09	.96	.81	.51	.70
Portfolio Turnover Rate	24.06[b]	55.95	74.98	54.58	67.21	68.77

Net Assets, end of period
($ X 1,000)	41,131	40,341	41,202	41,848	37,174	58,557

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund, as of the date of this report. The fund’s investment objective is to seek long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R and Institutional shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distribu- tion proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.

24

Effective June 1,2006,the fund will no longer offer Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between

26

the amount of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $7,988,829 and long-term capital gains $3,726,851.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (“the Facility”) to be utilized for

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2006, was $123,300 with a related weighted average annualized interest rate of 5.29% .

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensa-

28

tion (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets.Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2006, the Distributor retained $11,095 and $111 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $86,695 and $3,021 from CDSC on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25% and ..15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B, Class C and Class T shares

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares, respectively. During the period ended June 30, 2006, Class A, Class B, Class C, Class T and Institutional shares were charged $693,138, $225,957, $76,026, $3,498 and $30,761 respectively, pursuant to their respective Plans. During the period ended June 30, 2006, Class B, Class C and Class T shares were charged $75,319, $25,342 and $3,498, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $523,739, Rule 12b-1 distribution plan fees $173,927 and shareholder services plan fees $17,167.

(c) The Trust and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2006, amounted to $164,521,762 and $220,322,748, respectively.

30

At June 30, 2006, accumulated net unrealized appreciation on investments was $73,593,616, consisting of $90,401,692 gross unrealized appreciation and $16,808,076 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and

2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group

32

of retail front-end load, large-cap value funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional large-cap value funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended November 30, 2005, and noted that the fund’s total return performance was below the Performance Group for each period, except for the ten year period, and was variously above and below the Performance Universe median for the periods. A representative of the Manager noted the portfolio management change in April 2004 and that the fund’s total return performance for the one-year period ended November 30, 2005 was higher than the Performance Universe median.A representative of the Manager also discussed certain changes to the fund’s research team and that the Manager hopes these changes will provide the fund with more consistent and improved performance.A representative of the Manager also presented the Board with the fund’s total return performance and the quartile, percentile and rank of the fund within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns, and noted that the fund’s three-month relative returns were ranked in Lipper’s first quartile.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. Noting the fund’s “unitary fee” structure, the Board also noted that the fund’s expense ratio was lower than the Expense Group and Expense Universe medians.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermedi-aries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in

34

assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the Manager’s soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  While the Board was concerned with the fund’s performance, it believed the Manager had taken steps to improve performance and was satisfied with the recent trend of improvement.
  The Board concluded that the fee paid by the fund to the Manager, particularly given the Manager’s continuation of a portion of the fee waiver, was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

36

For More	Information

Dreyfus Premier	Transfer Agent &
Core Value Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611
Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
42	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Limited Term High Yield Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Limited Term High Yield Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

After a long period of remarkable resilience, the U.S. bond market encountered heightened volatility during the first half of 2006,as investors reacted to each new release of economic data or comment from members of the Federal Reserve Board (the “Fed”). The economic data often painted a contradictory picture, sometimes suggesting that inflationary pressures were increasing and, at other times, seeming to point to milder economic growth.The Fed also sent mixed signals as investors attempted to determine whether the U.S. central bank might pause in its tightening campaign after seventeen consecutive rate hikes since June 2004.

In the judgment of our Chief Economist, Richard Hoey, the U.S. economy may be moving into a more mature, slower-growth phase. However, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies.As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Jonathan Uhrig, Portfolio Manager

How did Dreyfus Premier Limited Term High Yield Fund perform during the period?

For the six-month period ended June 30, 2006, the fund achieved total returns of 2.12% for its Class A shares, 1.73% for Class B shares, 1.75% for Class C shares and 2.25% for Class R shares. The fund generated aggregate income dividends of $0.27 for Class A shares, $0.26 for Class B shares, $0.25 for Class C shares and $0.28 for Class R shares.1 In comparison, the Merrill Lynch U.S. High Yield Master II Constrained Index (the “Merrill Lynch Constrained Index”) achieved a total return of 2.53% for the same period.2

During the first half of the year,prices of high yield bonds were primarily affected by intensifying inflation fears, particularly during May and June. However, the high yield market delivered higher returns than most fixed-income sectors and was one of the few to outperform U.S. Treasury securities over the first half of 2006.The fund produced lower returns than its benchmark, primarily due to its focus on higher-quality credits during a period in which lower-quality bonds fared better.

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income.The average effective maturity of the fund is limited to a maximum of 5.5 years.

At least 80% of the fund’s assets is invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis.We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

Strong relative performance among lower-priced and lower-rated high yield bonds during the first six months of the year was led by previously battered industry groups, including the automotive, fixed-line telecommunications and airline areas.Although inflation and economic concerns caused most high yield bonds to experience price declines over the reporting period, their relatively generous coupons generally enabled them to deliver mildly positive total returns.

For the first four months of the reporting period, and as they had for some time, investors demonstrated an ample appetite for risk in an environment of robust economic growth. Over the first four months of the reporting period, the economy appeared to be growing at a sustainable pace without sparking inflation fears. Beginning in May, however, a degree of risk aversion returned to the market as investors became more concerned about the potential effects of rising interest rates and mounting inflationary pressures, including soaring energy prices, on future business conditions. As investor sentiment deteriorated, high yield bonds in the lower credit-rating categories fared slightly worse than higher-rated securities in June, reversing the trend that had prevailed earlier in the year.

In anticipation of less favorable economic forces, we repositioned the fund to have less exposure to lower-rated credits. While this bias toward higher quality constrained performance early in the reporting period, it helped the fund weather the downturn more effectively.The fund did not participate in some of the better-performing areas of the market for the reporting period overall, as we avoided the bonds of airlines and troubled automakers General Motors and Ford Motor Company. However, we also avoided the poorer performers in the insurance and oil refining and marketing industries.

We took advantage of bouts of market weakness in June to purchase newly issued high yield bonds at what we believed to be attractive prices. The capital markets saw a surge in mergers-and-acquisitions activity in the spring, some of which was financed in the high yield bond market.

Weaker market fundamentals combined with favorable technical factors, notably a sharp increase in supply and weak demand from hedge funds, caused some high yield deals to be priced at lower levels and with stronger covenants than originally expected. Many of these new issues rallied soon after they came to market as investors sold seasoned credits and replaced them with newly issued bonds offering higher yields.

What is the fund’s current strategy?

As of the end of the reporting period, we have maintained the fund’s relatively conservative credit positioning, which we believe may allow us to capture opportunities in the new issue market if pricing and terms remain favorable to investors.

Despite signs of a potential economic slowdown,credit conditions in the high yield market appear to be fundamentally stable. However, recent volatility in global equity and currency markets has the potential to adversely affect supply-and-demand forces in the U.S. high yield market.Therefore, we are monitoring economic developments carefully, and we are prepared to adjust our strategies as conditions change.

July 17, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: BLOOMBERG — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch U.S. High Yield Master II Constrained Index is an
unmanaged performance benchmark composed of U.S. dollar-denominated domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Limited Term High Yield Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.76	$ 7.25	$ 8.50	$ 3.51
Ending value (after expenses)	$1,021.20	$1,017.30	$1,017.50	$1,022.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.76	$ 7.25	$ 8.50	$ 3.51
Ending value (after expenses)	$1,020.08	$1,017.60	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.45% for Class B, 1.70% for
Class C and .70% for Class R; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—97.4%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—1.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	475,000	441,750
RH Donnelley Finance I,
Gtd. Notes	10.88	12/15/12	3,402,000 [a]	3,750,705
				4,192,455
Aerospace & Defense—1.8%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	500,000	482,500
Argo-Tech,
Sr. Notes	9.25	6/1/11	1,470,000	1,521,450
Armor Holdings,
Sr. Sub. Notes	8.25	8/15/13	2,250,000	2,340,000
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	524,000	506,970
L-3 Communications,
Bonds	3.00	8/1/35	550,000 [a]	539,000
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	1,410,000	1,353,600
				6,743,520
Agricultural—.2%
Alliance One International,
Gtd. Notes	11.00	5/15/12	800,000	764,000
Airlines—.3%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	10/1/09	981,877 [b]	1,024,044
Automotive, Trucks & Parts—1.6%
Cooper-Standard Automotive,
Gtd. Notes	8.38	12/15/14	525,000	416,719
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	1,715,000 [c]	1,646,400
Polypore International,
Sr. Discount Notes	0/10.50	10/1/12	2,435,000 [c,d]	1,619,275
Tenneco,
Scd. Notes, Ser. B	10.25	7/15/13	1,200,000	1,321,500
United Components,
Sr. Sub. Notes	9.38	6/15/13	768,000	760,320
				5,764,214

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking—1.2%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	2,970,000	2,984,850
Colonial Bank NA/Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,100,000	1,092,859
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	300,000 [a,e]	282,256
				4,359,965
Building & Construction—1.9%
Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	550,000	503,250
Compression Polymers,
Sr. Notes	10.50	7/1/13	975,000 [a]	999,375
Goodman Global Holdings,
Sr. Notes, Ser. B	8.33	6/15/12	1,159,000 [e]	1,164,795
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	524,000 [c]	503,040
Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,573,000 [c]	1,529,742
Owens Corning,
Bonds	7.50	8/1/18	394,000 [b]	346,720
Owens Corning,
Notes	7.00	3/15/09	2,000,000 [b]	1,690,000
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	255,000	253,725
				6,990,647
Chemicals—5.3%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	1,100,000	1,034,000
Huntsman,
Sr. Notes	11.63	10/15/10	362,000	401,820
Huntsman International,
Gtd. Notes	9.88	3/1/09	524,000	547,580
Huntsman International,
Gtd. Notes	10.13	7/1/09	5,389,000 [c]	5,496,780
Ineos Group Holdings,
Notes	8.50	2/15/16	2,550,000 [a,c]	2,400,188
Nalco,
Sr. Sub. Notes	8.88	11/15/13	4,153,000 [c]	4,204,912
Nova Chemicals,
Sr. Unscd. Notes	8.41	11/15/13	1,140,000 [e]	1,137,150

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chemicals (continued)
PQ,
Gtd. Notes	7.50	2/15/13	325,000	307,125
Rhodia,
Sr. Notes	10.25	6/1/10	2,330,000	2,498,925
Rockwood Specialties Group,
Sr. Sub Notes	10.63	5/15/11	1,098,000	1,178,978
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	615,000	571,181
				19,778,639
Commercial & Professional
Services—2.1%
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	1,037,000	1,119,960
Corrections Corp of America,
Gtd. Notes	6.25	3/15/13	2,850,000	2,693,250
Education Management,
Sr. Notes	8.75	6/1/14	625,000 [a]	621,875
Education Management,
Sr. Sub. Notes	10.25	6/1/16	1,310,000 [a]	1,310,000
Hertz,
Sr. Notes	8.88	1/1/14	950,000 [a]	978,500
Hertz,
Sr. Sub. Notes	10.50	1/1/16	430,000 [a,c]	457,950
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	500,000	496,250
				7,677,785
Commercial Mortgage
Pass-Through Ctfs.—.3%
Global Signal Trust,
Ser. 2006-1, Cl. F,	7.04	2/15/36	1,080,000 [a]	1,079,194
Consumer Products—.8%
Playtex Products,
Gtd. Notes	9.38	6/1/11	2,546,000	2,663,752
Spectrum Brands,
Sr. Sub. Notes	8.50	10/1/13	497,000	427,420
				3,091,172
Diversified Financial Services—7.7%
Basell AF SCA,
Gtd. Notes	8.38	8/15/15	1,250,000 [a,c]	1,207,812

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
BCP Crystal US Holdings,
Sr. Sub. Notes		9.63	6/15/14	2,438,000	2,657,420
C&M Finance,
Gtd. Notes		8.10	2/1/16	325,000 [a]	310,980
CCM Merger,
Notes		8.00	8/1/13	630,000 [a,c]	598,500
Consolidated Communications
Illinois/Texas Holdings, Sr. Notes		9.75	4/1/12	761,000	787,635
E*Trade Financial,
Sr. Notes		8.00	6/15/11	320,000	328,000
FINOVA Group,
Notes		7.50	11/15/09	1,635,060	490,518
Ford Motor Credit,
Notes		5.63	10/1/08	945,000	874,630
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	1,503,000 [a]	1,465,729
General Motors Acceptance,
Notes		5.13	5/9/08	1,340,000 [c]	1,284,278
General Motors Acceptance,
Notes		6.13	1/22/08	1,375,000 [c]	1,348,365
General Motors Acceptance,
Notes		7.75	1/19/10	3,665,000	3,648,870
General Motors Acceptance,
Sr. Notes	EUR	5.38	6/6/11	1,000,000 [f]	1,222,165
General Motors Acceptance
International Finance,
Gtd. Notes	EUR	4.38	10/31/07	1,800,000 [f]	2,267,658
K&F Acquisition,
Gtd. Notes		7.75	11/15/14	645,000	638,550
Kaupthing Bank,
Notes		7.13	5/19/16	4,325,000 [a]	4,333,884
Residential Capital,
Sr. Unscd. Notes		6.38	6/30/10	3,230,000	3,188,801
Residential Capital,
Sr. Unscd. Notes		6.88	6/30/15	840,000	837,764
Stena AB,
Sr. Notes		7.50	11/1/13	1,001,000	975,975
					28,467,534

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Metals & Mining—2.3%
Consol Energy,
Gtd. Notes	7.88	3/1/12	3,553,000	3,686,237
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,577,000 [a]	1,742,585
Earle M Jorgensen,
Scd. Notes	9.75	6/1/12	1,320,000	1,412,400
Freeport-McMoRan Copper & Gold,
Sr. Notes	6.88	2/1/14	500,000 [c]	483,750
Gibraltar Industries,
Sr. Sub. Notes	8.00	12/1/15	670,000 [a]	670,000
Southern Copper,
Sr. Notes	6.38	7/27/15	600,000	576,612
				8,571,584
Electric Utilities—7.4%
AES,
Sr. Notes	8.88	2/15/11	1,000,000	1,055,000
AES,
Sr. Notes	9.38	9/15/10	1,000,000	1,075,000
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,190,000 [a,e]	5,540,325
Edison Mission Energy,
Sr. Notes	7.50	6/15/13	1,185,000 [a,c]	1,167,225
FPL Energy National Wind,
Scd. Bonds	6.13	3/25/19	2,293,526 [a]	2,225,712
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	1,625,000	1,612,813
Mirant North America,
Sr. Notes	7.38	12/31/13	3,915,000 [a]	3,797,550
Nevada Power,
Mortgage Notes	6.50	4/15/12	483,000	482,835
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,418,650
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	1,026,375
Reliant Energy,
Scd. Notes	9.25	7/15/10	2,548,000	2,560,740
Reliant Energy,
Scd. Notes	9.50	7/15/13	1,800,000	1,818,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	1,150,000	1,135,995
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	1,910,000	2,032,901
TECO Energy,
Sr. Notes	6.75	5/1/15	400,000	391,000
				27,340,121
Environmental Control—.6%
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	703,000 [c]	748,695
Geo Sub,
Sr. Notes	11.00	5/15/12	1,090,000	1,100,900
WCA Waste,
Sr. Notes	9.25	6/15/14	325,000 [a]	329,875
				2,179,470
Food & Beverages—2.4%
Birds Eye Foods,
Gtd. Notes	11.88	11/1/08	257,000	263,104
Dean Foods,
Gtd. Notes	7.00	6/1/16	750,000	729,375
Del Monte,
Gtd. Notes	8.63	12/15/12	1,031,000	1,067,085
Dole Food,
Debs	8.75	7/15/13	780,000	705,900
Dole Food,
Sr. Notes	8.63	5/1/09	768,000	737,280
Dole Food,
Sr. Notes	8.88	3/15/11	555,000 [c]	523,087
Ingles Markets,
Gtd. Notes	8.88	12/1/11	400,000	420,500
Smithfield Foods,
Sr. Notes	7.00	8/1/11	700,000 [c]	680,750
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	2,970,000	2,947,725
Stater Brothers Holdings,
Sr. Notes	8.83	6/15/10	650,000 [e]	661,375
				8,736,181

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Health Care—3.9%
Angiotech Pharmaceuticals,
Sr. Sub. Notes		7.75	4/1/14	275,000 [a]	264,000
Coventry Health Care,
Sr. Notes		8.13	2/15/12	175,000	181,781
DaVita,
Gtd. Notes		7.25	3/15/15	1,450,000 [c]	1,399,250
Extendicare Health Services,
Gtd. Notes		9.50	7/1/10	658,000	690,078
Fresenius Finance,
Gtd. Notes	EUR	5.00	1/31/13	150,000 [a,f]	189,656
HCA,
Notes		8.75	9/1/10	3,560,000	3,770,983
Psychiatric Solutions,
Gtd. Notes		7.75	7/15/15	500,000	491,875
Tenet Healthcare,
Sr. Notes		9.88	7/1/14	4,317,000 [c]	4,338,585
Triad Hospitals,
Sr. Sub. Notes		7.00	11/15/13	3,340,000 [c]	3,264,850
					14,591,058
Lodging & Entertainment—9.8%
AMC Entertainment,
Sr. Sub. Notes		9.88	2/1/12	680,000 [c]	680,000
Caesars Entertainment,
Sr. Sub. Notes		7.88	3/15/10	1,266,000	1,319,805
Caesars Entertainment,
Sr. Sub. Notes		8.88	9/15/08	3,301,000	3,474,303
Cinemark,
Sr. Discount Notes		0/9.75	3/15/14	3,250,000 [d]	2,535,000
Cinemark USA,
Sr. Sub. Notes		9.00	2/1/13	90,000 [c]	94,950
Gaylord Entertainment,
Gtd. Notes		6.75	11/15/14	975,000 [c]	918,938
Isle of Capri Casinos,
Gtd. Notes		9.00	3/15/12	1,050,000	1,101,188
Leslie’s Poolmart,
Sr. Notes		7.75	2/1/13	850,000	828,750

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
Mandalay Resort Group,
Sr. Notes	6.50	7/31/09	2,024,000	1,993,640
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	2,800,000 [a]	2,605,814
MGM Mirage,
Gtd. Notes	8.50	9/15/10	1,988,000	2,074,975
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	2,800,000	2,649,500
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	2,048,000	2,004,480
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	640,000	600,000
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	2,825,000 [a]	2,934,469
Resorts International Hotel and
Casino, Gtd. Mortgage Notes	11.50	3/15/09	910,000	987,350
Scientific Games,
Gtd. Notes	6.25	12/15/12	1,940,000	1,823,600
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	450,000	438,187
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	1,875,000	1,828,125
Station Casinos,
Sr. Sub. Notes	6.50	2/1/14	1,500,000	1,402,500
Turning Stone Casino Resort
Enterprise, Sr. Notes	9.13	12/15/10	1,644,000 [a]	1,668,660
Vail Resorts,
Sr. Sub. Notes	6.75	2/15/14	1,500,000	1,432,500
Wynn Las Vegas/Wynn Las Vegas
Capital, First Mortgage	6.63	12/1/14	1,559,000	1,477,152
				36,873,886
Machinery—2.7%
Case New Holland,
Gtd. Notes	9.25	8/1/11	2,976,000	3,147,120
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	605,000	620,125
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	3,715,000 [a]	3,547,825

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Machinery (continued)
Terex,
Gtd. Notes	7.38	1/15/14	2,725,000	2,725,000
				10,040,070
Manufacturing—.8%
Bombardier,
Notes	6.30	5/1/14	1,500,000 [a]	1,312,500
JB Poindexter & Co,
Gtd. Notes	8.75	3/15/14	2,181,000	1,777,515
				3,090,015
Media—6.9%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	1,921,000 [b]	1,056,550
CCO Holdings Capital,
Sr. Notes	8.75	11/15/13	2,345,000 [c]	2,298,100
CSC Holdings,
Sr. Notes, Ser. B	7.63	4/1/11	2,000,000	2,010,000
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	750,000	766,875
Dex Media East Finance,
Gtd. Notes	9.88	11/15/09	2,908,000	3,089,750
Dex Media East Finance,
Gtd. Notes	12.13	11/15/12	2,323,000	2,619,182
Dex Media West Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	2,879,000	3,134,497
Entercom Radio Capital,
Gtd. Notes	7.63	3/1/14	460,000	461,150
Kabel Deutchland,
Gtd. Notes	10.63	7/1/14	1,570,000 [a]	1,664,200
LBI Media,
Gtd. Notes	10.13	7/15/12	1,500,000	1,605,000
LBI Media,
Sr. Discount Notes	0/11.00	10/15/13	1,492,000 [d]	1,215,980
Lodgenet Entertainment,
Sr. Sub. Debs	9.50	6/15/13	548,000	586,360
Nexstar Finance Holdings,
Sr. Discount Notes	0/11.38	4/1/13	2,571,000 [d]	2,095,365
Pegasus Communications,
Sr. Notes, Ser. B	12.50	8/1/07	1,929,853 [b]	205,047

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	250,000	260,312
Salem Communications Holding,
Gtd. Notes, Ser. B	9.00	7/1/11	2,605,000	2,728,738
				25,797,106
Oil & Gas—9.6%
ANR Pipeline,
Notes	8.88	3/15/10	2,540,000	2,695,583
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	465,000 [c]	470,231
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	540,000	493,440
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,875,000 [a]	1,856,250
El Paso,
Notes	7.63	9/1/08	4,733,000 [a]	4,815,827
El Paso,
Notes	7.75	6/15/10	2,731,000 [a]	2,785,620
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	2,040,000	2,065,500
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	1,000,000	1,040,000
Hanover Compressor,
Sr. Notes	9.00	6/1/14	1,632,000	1,713,600
Hanover Equipment Trust,
Scd. Notes, Ser. A	8.50	9/1/08	2,745,000 [c]	2,827,350
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	15,000	15,525
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	1,036,000 [a]	1,253,560
Northwest Pipeline,
Gtd. Notes	8.13	3/1/10	2,575,000	2,690,875
Pogo Producing,
Sr. Sub. Notes	6.63	3/15/15	2,150,000	1,996,813
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	2,057,000	2,182,997
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	2,000,000	1,925,000

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Williams Cos.,
Notes	7.13	9/1/11	250,000	251,250
Williams Cos.,
Notes	7.51	10/1/10	2,375,000 [a,e]	2,416,562
Williams Cos.,
Notes	7.88	9/1/21	1,170,000 [c]	1,193,400
Williams Cos.,
Sr. Notes	7.63	7/15/19	975,000	994,500
				35,683,883
Packaging & Containers—6.5%
Berry Plastics,
Gtd. Notes	10.75	7/15/12	555,000	603,562
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	6,715,000 [a]	6,631,063
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	3,835,000 [a]	3,796,650
Norampac,
Sr. Notes	6.75	6/1/13	975,000	882,375
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	519,000	483,967
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	1,025,000	1,037,812
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	515,000 [c]	518,862
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	935,000	967,725
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	1,156,000	1,209,465
Owens-Illinois,
Debs	7.80	5/15/18	2,000,000 [c]	1,890,000
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,200,000 [a]	2,211,000
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	2,372,000 [c]	2,449,090
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	1,525,000 [c]	1,326,750
				24,008,321

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Paper & Forest Products—1.0%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	1,104,000 [c]	1,120,560
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	1,255,000 [c]	1,198,525
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	725,000	688,750
Temple-Inland,
Bonds	6.63	1/15/18	865,000	862,340
				3,870,175
Property-Casualty Insurance—.4%
Hanover Insurance Group,
Debs	7.63	10/15/25	1,500,000	1,511,150
Real Estate Investment Trusts—1.3%
BF Saul Reit,
Scd. Notes	7.50	3/1/14	2,300,000	2,346,000
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	2,500,000	2,490,625
				4,836,625
Retail—1.5%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,245,000	1,182,750
Central European Distributor,
Scd. Bonds EUR	8.00	7/25/12	625,000 [a,f]	860,367
Neiman-Marcus Group,
Sr. Unscd. Notes	9.00	10/15/15	365,000 [a,c]	383,250
Rite Aid,
Gtd. Notes	12.50	9/15/06	1,025,000	1,040,375
Rite Aid,
Scd. Notes	8.13	5/1/10	1,180,000	1,191,800
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	955,000	854,725
				5,513,267
State/Government
General Obligations—1.3%
Erie Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/28	700,000	683,298
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.31	6/1/34	1,475,000	1,473,304

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

State/Government
General Obligations (continued)
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	2,910,000	2,830,790
					4,987,392
Technology—2.5%
Dresser,
Gtd. Notes		9.88	4/15/11	2,088,000	2,124,540
Fisher Scientific International,
Sr. Sub. Notes		6.13	7/1/15	1,275,000	1,235,156
Freescale Semiconductor,
Sr. Notes		6.88	7/15/11	3,815,000	3,853,150
Imax,
Gtd. Notes		9.63	12/1/10	1,002,000	1,032,060
Sensata Technologies,
Sr. Sub. Notes	EUR	9.00	5/1/16	475,000 [a,f]	614,238
Sungard Data Systems,
Sr. Unscd. Notes		9.43	8/15/13	300,000 [a,c,e]	315,375
					9,174,519
Telecommunications—8.6%
American Tower,
Sr. Notes		7.13	10/15/12	1,561,000	1,564,902
American Towers,
Gtd. Notes		7.25	12/1/11	606,000	622,665
Hawaiian Telcom Communications,
Gtd. Notes, Ser. B		10.79	5/1/13	1,125,000 [c,e]	1,141,875
Intelsat Bermuda,
Sr. Notes		11.25	6/15/16	2,200,000 [a,e]	2,266,000
Intelsat Subsidiary Holding,
Gtd. Notes		9.61	1/15/12	1,475,000 [e]	1,497,125
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	1,610,000	1,605,975
Nextel Communications,
Sr. Notes, Ser. D		7.38	8/1/15	2,000,000	2,037,134
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	1,175,000 [a,f]	1,544,153
Nortel Networks,
Gtd. Notes		10.75	7/15/16	275,000 [a]	281,188
PanAmSat,
Gtd. Notes		9.00	6/15/16	275,000 [a]	280,500

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Pegasus Satellite Communications,
Sr. Notes	0.00	8/1/06	429,113 [b]	45,593
Qwest,
Bank Note, Ser. A	8.53	6/30/07	1,290,800 [e]	1,312,582
Qwest,
Bank Note, Ser. B	6.95	6/30/10	375,000 [e]	369,375
Qwest,
Bank Note, Ser. B	6.95	6/30/10	676,000 [e]	665,860
Qwest,
Sr. Notes	7.88	9/1/11	440,000	447,700
Qwest,
Sr. Notes	8.58	6/15/13	710,000 [e]	754,375
Qwest Communications
International, Gtd. Notes, Ser. B	7.50	2/15/14	2,935,000	2,876,300
Rural Cellular,
Sr. Notes	9.88	2/1/10	600,000	620,250
UbiquiTel Operating,
Sr. Notes	9.88	3/1/11	1,560,000	1,704,300
US Unwired,
Scd. Notes, Ser. B	10.00	6/15/12	2,149,000	2,396,135
Wind Acquisition Finance,
Gtd. Bonds	10.75	12/1/15	500,000 [a]	533,750
Windstream,
Sr. Notes	8.13	8/1/13	3,510,000 [a]	3,597,750
Windstream,
Sr. Notes	8.63	8/1/16	3,575,000 [a]	3,673,313
				31,838,800
Textiles & Apparel—1.2%
Invista,
Notes	9.25	5/1/12	3,710,000 [a]	3,914,050
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	353,000	391,830
				4,305,880
Transportation—2.4%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,405,000	1,355,825
Greenbrier Cos.,
Gtd. Notes	8.38	5/15/15	1,500,000	1,539,375

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Transportation (continued)
Grupo Transportacion Ferroviaria
Mexicana, Gtd. Notes	10.25	6/15/07	3,245,000	3,358,575
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	2,113,000 [c,e]	2,070,740
Kansas City Southern,
Gtd. Notes	7.50	6/15/09	600,000	603,000
				8,927,515
Total Bonds and Notes
(cost $364,960,466)				361,810,187

Preferred Stocks—1.9%			Shares	Value ($)

Banking—.9%
Sovereign Capital Trust IV
Cum., Conv., $2.1875			71,900	3,271,450
Media—1.0%
Paxson Communications,
Cum., Conv. $975			320 [a]	2,235,285
Spanish Broadcasting System,
Ser. B, Cum. $107.52			1,482	1,648,742
				3,884,027
Total Preferred Stocks
(cost $8,033,940)				7,155,477

Common Stocks—.7%

Chemicals—.0%
Huntsman			10,294 [g]	178,292
Electric Utilities—.4%
Mirant			45,607 [g]	1,222,257
Entertainment—.0%
Trump Entertainment Resorts			0 [g]	7
Machinery—.1%
Terex			4,310 [g]	425,397
Oil & Gas—.2%
Williams Cos			35,807	836,452
Total Common Stocks
(cost $2,706,213)				2,662,405

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.9%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,450,000)		3,450,000 [h]	3,450,000

Investment of Cash Collateral
for Securities Loaned—9.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $35,992,380)		35,992,380 [h]	35,992,380

Total Investments (cost $415,142,999)		110.6%	411,070,449

Liabilities, Less Cash and Receivables		(10.6%)	(39,461,709)

Net Assets		100.0%	371,608,740

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities
	amounted to $96,262,095 or 25.9% of net assets.
[b]	Non-income producing—security in default.
[c]	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund’s securities on
	loan is $34,561,578 and the total market value of the collateral held by the fund is $35,992,380.
[d]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e]	Variable rate security—interest rate subject to periodic change.
[f]	Principal amount stated in U.S. Dollars unless otherwise noted. EUR—Euro
[g] Non-income producing security.
[h]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	95.8	Asset/Mortgage Backed	.3
Money Market Investments	10.6	Forward Currency Exchange
Preferred Stocks	1.9	Contracts/Swaps	(.1)
State/Government General Obligations	1.3
Common Stocks	.7		110.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $34,561,578)—Note 1(c):
Unaffiliated issuers			375,700,619	371,628,069
Affiliated issuers			39,442,380	39,442,380
Cash denominated in foreign currencies			67,941	69,032
Interest and dividends receivable				6,935,391
Receivable for investment securities sold				1,332,679
Receivable for shares of Beneficial Interest subscribed				212,753
Swaps premium paid				134,862
Unrealized appreciation on swaps—Note 4				76,544
				419,831,710

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				364,689
Cash overdraft due to Custodian				615,908
Liability for securities on loan—Note 1(c)				35,992,380
Payable for investment securities purchased				10,062,556
Payable for shares of Beneficial Interest redeemed				870,279
Unrealized depreciation on swaps—Note 4				224,746
Net unrealized depreciation on forward
currency exchange contracts—Note 4				92,412
				48,222,970

Net Assets ($)				371,608,740

Composition of Net Assets ($):
Paid-in capital				943,228,170
Accumulated distributions in excess of investment income—net				(1,299,583)
Accumulated net realized gain (loss) on investments				(566,012,054)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions				(4,307,793)

Net Assets ($)				371,608,740

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	207,837,273	78,690,227	68,448,691	16,632,549
Shares Outstanding	29,201,529	11,045,876	9,605,801	2,336,281

Net Asset Value Per Share ($)	7.12	7.12	7.13	7.12

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

Investment Income ($):
Income:
Interest	14,844,074
Dividends:
Unaffiliated issuers	358,556
Affiliated issuers	78,890
Income from securities lending	80,047
Total Income	15,361,568
Expenses:
Management fee—Note 3(a)	1,402,148
Distribution and service fees—Note 3(b)	961,006
Total Expenses	2,363,154
Investment Income—Net	12,998,414

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,709,443
Net realized gain (loss) on swaps transactions	118,637
Net realized gain (loss) on forward currency exchange contracts	(150,384)
Net Realized Gain (Loss)	2,677,696
Net unrealized appreciation (depreciation) on investments,
swap transactions and foreign currency transactions	(7,114,038)
Net Realized and Unrealized Gain (Loss) on Investments	(4,436,342)
Net Increase in Net Assets Resulting from Operations	8,562,072

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	12,998,414	32,509,203
Net realized gain (loss) on investments	2,677,696	(2,852,600)
Net unrealized appreciation
(depreciation) on investments	(7,114,038)	(22,848,992)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,562,072	6,807,611

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(8,547,771)	(19,677,901)
Class B shares	(3,086,596)	(8,613,629)
Class C shares	(2,450,151)	(5,955,584)
Class R shares	(732,796)	(1,582,799)
Total Dividends	(14,817,314)	(35,829,913)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	13,125,416	59,099,619
Class B shares	2,542,080	6,675,161
Class C shares	4,261,398	8,186,044
Class R shares	1,855,806	2,787,806
Dividends reinvested:
Class A shares	4,170,694	9,034,344
Class B shares	1,402,723	3,492,415
Class C shares	1,007,998	2,427,417
Class R shares	721,288	1,562,942
Cost of shares redeemed:
Class A shares	(42,362,618)	(103,059,712)
Class B shares	(20,300,422)	(74,071,992)
Class C shares	(10,458,659)	(45,812,229)
Class R shares	(4,222,083)	(6,301,353)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(48,256,379)	(135,979,538)
Total Increase (Decrease) in Net Assets	(54,511,621)	(165,001,840)

Net Assets ($):
Beginning of Period	426,120,361	591,122,201
End of Period	371,608,740	426,120,361
Undistributed (distributions in excess of)
investment income—net	(1,299,583)	519,317

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	1,812,441	7,969,751
Shares issued for dividends reinvested	577,331	1,229,853
Shares redeemed	(5,863,775)	(13,978,772)
Net Increase (Decrease) in Shares Outstanding	(3,474,003)	(4,779,168)

Class B [a]
Shares sold	350,537	902,004
Shares issued for dividends reinvested	194,045	474,662
Shares redeemed	(2,799,768)	(9,996,875)
Net Increase (Decrease) in Shares Outstanding	(2,255,186)	(8,620,209)

Class C
Shares sold	588,427	1,101,288
Shares issued for dividends reinvested	139,355	329,845
Shares redeemed	(1,443,272)	(6,174,757)
Net Increase (Decrease) in Shares Outstanding	(715,490)	(4,743,624)

Class R
Shares sold	256,036	372,287
Shares issued for dividends reinvested	99,779	212,799
Shares redeemed	(588,534)	(855,149)
Net Increase (Decrease) in Shares Outstanding	(232,719)	(270,063)

[a] During the period ended June 30, 2006, 792,224 Class B shares representing $5,752,565 were automatically converted to 792,988 Class A shares and during the period ended December 31, 2005, 3,607,798 Class B shares representing $26,903,740 were automatically converted to 3,610,991 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	7.24	7.65	7.43	6.28	7.94	8.95
Investment Operations:
Investment income—net [b]	.24	.51	.52	.63	.68	.84
Net realized and unrealized
gain (loss) on investments	(.09)	(.36)	.23	1.17	(1.62)	(.96)
Total from Investment Operations	.15	.15	.75	1.80	(.94)	(.12)
Distributions:
Dividends from
investment income—net	(.27)	(.56)	(.53)	(.65)	(.72)	(.89)
Net asset value, end of period	7.12	7.24	7.65	7.43	6.28	7.94

Total Return (%) [c]	2.12[d]	2.22	10.44	29.87	(12.19)	(1.62)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[e]	.95	.95	.97	.96	.96
Ratio of net investment income
to average net assets	6.72[e]	6.93	7.00	8.87	10.05	9.91
Portfolio Turnover Rate	19.10[d]	40.57	129.27	235.42	340.47	158.92

Net Assets, end of period
($ x 1,000)	207,837	236,421	286,342	191,270	121,775	114,886

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004 was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	7.24	7.65	7.43	6.28	7.94	8.95
Investment Operations:
Investment income—net [b]	.22	.46	.47	.59	.66	.80
Net realized and unrealized
gain (loss) on investments	(.08)	(.35)	.25	1.18	(1.64)	(.96)
Total from Investment Operations	.14	.11	.72	1.77	(.98)	(.16)
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.50)	(.62)	(.68)	(.85)
Net asset value, end of period	7.12	7.24	7.65	7.43	6.28	7.94

Total Return (%) [c]	1.73[d]	1.73	10.06	29.25	(12.64)	(2.10)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[e]	1.45	1.45	1.47	1.46	1.46
Ratio of net investment income
to average net assets	6.20[e]	6.36	6.50	8.46	9.41	9.42
Portfolio Turnover Rate	19.10[d]	40.57	129.27	235.42	340.47	158.92

Net Assets, end of period
($ x 1,000)	78,690	96,334	167,756	239,015	230,011	325,834

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004 was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

28

	Six Months Ended
	June 30, 2006			Year Ended December 31,

Class C Shares		(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period		7.24	7.65	7.43	6.28	7.95	8.96
Investment Operations:
Investment income—net [b]		.21	.45	.46	.57	.64	.78
Net realized and unrealized
gain (loss) on investments		(.07)	(.36)	.24	1.18	(1.65)	(.96)
Total from Investment Operations		.14	.09	.70	1.75	(1.01)	(.18)
Distributions:
Dividends from
investment income—net		(.25)	(.50)	(.48)	(.60)	(.66)	(.83)
Net asset value, end of period		7.13	7.24	7.65	7.43	6.28	7.95

Total Return (%) [c]		1.75[d]	1.48	9.63	29.10	(12.97)	(2.23)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.70[e]	1.70	1.70	1.72	1.71	1.71
Ratio of net investment income
to average net assets		5.98[e]	6.14	6.26	8.15	9.17	9.17
Portfolio Turnover Rate		19.10[d]	40.57	129.27	235.42	340.47	158.92

Net Assets, end of period
($ x 1,000)		68,449	74,770	115,309	86,479	62,036	84,044

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004 was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not Annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class R Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	7.24	7.65	7.43	6.27	7.94	8.95
Investment Operations:
Investment income—net [b]	.26	.53	.52	.67	.70	.86
Net realized and unrealized
gain (loss) on investments	(.10)	(.36)	.25	1.16	(1.64)	(.96)
Total from Investment Operations	.16	.17	.77	1.83	(.94)	(.10)
Distributions:
Dividends from
investment income—net	(.28)	(.58)	(.55)	(.67)	(.73)	(.91)
Net asset value, end of period	7.12	7.24	7.65	7.43	6.27	7.94

Total Return (%)	2.25[c]	2.34	10.87	30.15	(11.99)	(1.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[d]	.70	.70	.72	.70	.71
Ratio of net investment income
to average net assets	6.97[d]	7.18	7.31	9.26	10.08	10.19
Portfolio Turnover Rate	19.10[c]	40.57	129.27	235.42	340.47	158.92

Net Assets, end of period
($ x 1,000)	16,633	18,595	21,714	1,283	114	131

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004 was to increase net investment income per share by less than $.01, decrease
	net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of
	net investment income to average net assets.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Limited Term High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund, as of the date of this report.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares:Class A,Class B,Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective June 1,2006,the fund will no longer offer Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $566,441,837 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $9,855,717 expires in fiscal 2006, $57,739,194 expires in fiscal 2007, $109,480,427 expires in fiscal 2008, $171,244,927 expires in fiscal 2009, $138,776,715 expires in fiscal 2010, $72,493,638 expires in fiscal 2011 and $6,851,219 expires in fiscal 2013. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the fund’s merger with the following funds may apply: Dreyfus Short Term High Yield Fund, Dreyfus Premier High Yield Securities Fund and High Yield Total Fund. It is probable that the fund will not be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $35,829,913. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes,including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2006, the fund did not borrow under the line of credit.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, cus-

tody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2006, the Distributor retained $3,455 from commissions earned on sales of the fund’s Class A shares and $152,578 and $2,663 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 2006, Class A, Class B and Class C shares were charged $280,237, $216,430 and $267,093, respectively, pursuant to their respective Plans. During the period ended June 30, 2006, Class B and Class C shares were charged $108,215 and $89,031, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $215,728, Rule 12b-1 distribution plan fees $118,515 and service plan fees $30,446.

(c) The Trust and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts and swap transactions during the period ended June 30, 2006, amounted to $75,451,074 and $106,437,168, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At June 30, 2006, there were no financial futures contracts outstanding.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to pur-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2006:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation ($)

Sales;
Euro,
expiring 9/20/2006	5,100,000	6,464,148	6,556,560	(92,412)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The following summarizes open credit default swaps entered into by the fund at June 30, 2006:

					Unrealized
Notional	Reference		(Pay) Receive	Expiration	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Date	(Depreciation)($)

4,146,343	Dow Jones	J.P. Morgan
	CDX.NA.HY.BB.5	Chase	(2.50)	12/20/10	(102,481)
4,080,000	Dow Jones	J.P. Morgan
	CDX.NA.HY.4	Chase	3.60	12/20/10	48,586
2,675,000	Owens-Brockway
	Glass Container,	J.P. Morgan
	8.875%, 2/15/2009	Chase	(1.95)	6/20/10	27,958
2,675,000	Owens-Illinois,	J.P. Morgan
	7.5%, 5/15/2010	Chase	2.60	6/20/10	(21,559)
7,977,500	Dow Jones	Lehman
	CDX.NA.IG.4	Brothers	(.35)	6/20/10	(66,823)
5,022,500	Dow Jones
	CDX.NA.IG.4	Merrill Lynch	(.31)	6/20/10	(33,883)
					(148,202)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At June 30, 2006, accumulated net unrealized depreciation on investments was $4,072,550, consisting of $8,351,703 gross unrealized appreciation and $12,424,253 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE REVIEW AND
APPROVAL OF THE	FUND’S INVESTMENT
MANAGEMENT	AGREEMENT(Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, high current yield funds (the “Performance

42

Group”) and to a larger universe of funds, consisting of all retail and institutional high current yield funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons.The Board noted that the fund’s yield performance for the past eight one-year periods ended November 30th (1998-2005) was above the Performance Group and Performance Universe medians for each period, except it was below the Performance Group median for the one-year period ended November 30, 2001.The Board members noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the periods. A representative of the Manager noted the change in primary portfolio manager in January 2005, and that the fund’s total return performance for the one-, two- and three-year periods ended November 30, 2005 was higher than the Performance Group and Performance Universe medians.The Manager also provided the Board with the fund’s total return performance and the quartile, percentile and rank of the fund’s total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. Noting the fund’s “unitary fee” structure, the Board members noted that the fund’s expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, poli-

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

cies and strategies, and included within the fund’s Lipper category (the “Similar Funds”), and by other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in

44

assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

46

NOTES

For More	Information

Dreyfus Premier	Transfer Agent &
Limited Term	Dividend Disbursing Agent
High Yield Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611
Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
28	Statement of Financial Futures
28	Statement of Options Written
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
33	Financial Highlights
41	Notes to Financial Statements
56	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Managed Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Managed Income Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

After a long period of remarkable resilience, the U.S. bond market encountered heightened volatility during the first half of 2006,as investors reacted to each new release of economic data or comment from members of the Federal Reserve Board (the “Fed”). The economic data often painted a contradictory picture, sometimes suggesting that inflationary pressures were increasing and, at other times, seeming to point to milder economic growth.The Fed also sent mixed signals as investors attempted to determine whether the U.S. central bank might pause in its tightening campaign after seventeen consecutive rate hikes since June 2004.

In the judgment of our Chief Economist, Richard Hoey, the U.S. economy may be moving into a more mature, slower-growth phase. However, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies.As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2006, Dreyfus Premier Managed Income Fund produced total returns of –0.55% for Class A shares, –0.92% for Class B shares, –0.91% for Class C shares and –0.42% for Class R shares.1 In comparison, the Lehman Brothers U.S. Aggregate Index (the “Index”), the fund’s benchmark, produced a total return of –0.72% for the same period.2

What is the fund’s investment approach?

The fund seeks high current income consistent with what is believed to be prudent risk of capital.The fund invests at least 65% of its total assets in various types of U.S. government and corporate debt obligations rated investment grade (or their unrated equivalent as determined by Dreyfus).The fund also normally invests at least 65% of its total assets in debt obligations having effective maturities of 10 years or less.We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund’s sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

What other factors affected the fund’s performance?

As it has since June 2004, the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates, driving the overnight federal funds rate to 5.25% by the reporting period’s end. Nonetheless, the U.S. economy continued to grow at a fairly robust rate, expanding by 5.6% in the first quarter alone. Still, fixed-income investors appeared relatively unconcerned about inflation or credit risks through the first four months of the year, helping to support relative returns in the more

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

interest-rate- and credit-sensitive areas of the bond market, including U.S.Treasury securities and corporate bonds, respectively.

Investor sentiment appeared to change dramatically in early May, when hawkish comments by Fed Chairman Ben Bernanke were interpreted as a signal that interest rates might move higher than previously expected, potentially choking off economic growth.At the same time, prices of energy supplies, industrial commodities and precious metals moved sharply higher, sparking renewed inflation concerns.The resulting “flight to quality” caused prices of previously high-flying emerging-markets bonds and some corporate securities to fall sharply, while other areas of the bond market declined less severely.

The fund benefited in this environment from its relatively short average duration, which helped limit its sensitivity to rising interest rates. In addition, while we emphasized some of the market’s more credit-sensitive areas throughout the reporting period, our relatively defensive security selection strategy within those sectors helped the fund weather the downturn better than the Index. For example, we invested a higher percentage of the fund’s assets in high yield and investment-grade corporate bonds than the Index,but our focus on credits with relatively short maturities helped limit volatility. In addition, we successfully avoided bonds backed by companies engaged in leveraged buyouts or other activities that we considered unfriendly to bondholders. Instead, we favored issuers with strong balance sheets and sound business fundamentals. Finally, the fund’s holdings of emerging-markets currencies and an underweighted position in mortgage-backed securities made modestly positive contributions to relative performance.

During May and June, yields on U.S.Treasuries rose as the market priced in expectations of higher inflation and tighter Federal Reserve monetary policy.Throughout the reporting period, the fund’s portfolio held more intermediate term bonds, also known as a “bulleted” yield-curve strategy.With the sell-off in longer maturity bonds, our strategy helped to protect the fund from the full brunt of long-term price volatility. Still, it was not enough to offset overall negative performance, to which both the fund and bond market—as measured by the Index—were subject.

4

What is the fund’s current strategy?

When the Fed implemented its seventeenth consecutive rate hike in late June, changes in the accompanying statement suggested that the tightening campaign may be nearing completion. In our view, monetary policy is now neutral, and any further increases will depend on the economic data.

Therefore, we have lengthened the fund’s average duration toward a position that is more in line with the Index. In addition, we have retained the fund’s bulleted yield-curve positioning in anticipation of wider yield spreads between shorter- and longer-term bonds.We also have maintained a relatively defensive security selection strategy, including an effort to avoid corporate issuers that may engage in leveraged buyouts.While we remain cautious regarding emerging-markets bonds and currencies, we occasionally have attempted to take advantage of market volatility by establishing positions in certain currencies, such as the Brazil real, at prices we believe to be attractive.

July 17, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Managed Income Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.70	$ 8.39	$ 8.39	$ 3.46
Ending value (after expenses)	$994.50	$990.80	$990.90	$995.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.76	$ 8.50	$ 8.50	$ 3.51
Ending value (after expenses)	$1,020.08	$1,016.36	$1,016.36	$1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class B, 1.70% for
Class C and .70% for Class R; multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—140.0%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—.1%
Lamar Media,
Gtd. Notes	7.25	1/1/13	30,000	29,475
Aerospace & Defense—.1%
L-3 Communications,
Bonds	3.00	8/1/35	45,000 [a]	44,100
Agricultural—.3%
Altria Group,
Notes	7.00	11/4/13	125,000	132,064
Asset-Backed Ctf./
Automobile Receivables—2.2%
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4	3.32	2/25/09	145,000	142,080
Capital One Prime Auto Receivables
Trust, Ser. 2006-1, Cl. A1	4.87	3/15/07	97,504	97,485
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	50,000	49,101
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	125,000	122,133
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. C	3.36	8/15/11	70,000	68,755
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	150,000	149,758
MMCA Automobile Trust,
Ser. 2002-1, Cl. B	5.37	1/15/10	44,102	43,977
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	108,414	106,073
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	115,851	112,660
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	170,000	166,435
Whole Auto Loan Trust,
Ser. 2004-1, Cl. D	5.60	3/15/11	20,063 [a]	19,989
				1,078,446
Asset-Backed Ctfs./Credit Cards—.5%
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	230,000	227,232

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans—8.9%
Ameriquest Mortgage Securities,
Ser. 2003-8, Cl. AF3	4.37	10/25/33	10,500	10,471
Asset-Backed Funding Ctfs.,
Ser. 2005-WMC1, Cl. M2	5.77	6/25/35	255,000 [b]	255,943
Countrywide Asset-Backed Ctfs.,
Ser. 2004-3, Cl. M3	6.19	5/25/34	125,000 [b]	125,864
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.45	7/25/36	205,387 [b]	205,529
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	49,875 [b]	49,917
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	235,000	227,253
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	170,928	169,911
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	86,584	86,219
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FFH3, Cl. 2A1	5.45	9/25/35	113,227 [b]	113,310
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.55	12/25/35	325,000 [b]	325,359
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	125,000 [b]	125,565
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A	5.41	4/25/36	3,230 [b]	3,229
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A	5.41	3/25/35	12,889 [b]	12,896
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	105,819 [b]	105,908
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	47,327 [b]	47,352
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	166,948 [b]	167,037
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.39	3/25/36	369,404 [b]	369,687

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M1	5.76	11/25/35	255,000 [b]	255,153
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	214,496	212,987
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	145,000	141,992
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	225,000	223,703
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	5.99	8/25/36	250,000	250,000
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	145,000	138,117
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	5.43	2/25/35	20,937 [b]	20,953
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	140,000 [b]	141,867
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.88	2/25/35	45,000 [b]	45,709
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1	5.87	9/25/31	93,667 [b]	93,752
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1	5.42	3/25/35	27,550 [b]	27,570
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	145,000 [b]	145,719
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	160,000 [b]	160,650
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	5.38	4/25/36	120,192 [b]	120,275
				4,379,897
Asset-Backed Ctfs./
Manufactured Housing—.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	83,539	86,473
Origen Manufactured Housing,
Ser. 2004-B, Cl. A1	2.87	6/15/13	11,263	11,204

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Manufactured Housing (continued)
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	65,000	62,925
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	115,000	113,152
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	81,606
				355,360
Auto Manufacturing—1.0%
DaimlerChrysler NA Holding,
Gtd. Notes	5.74	3/13/09	135,000 [b]	135,193
DaimlerChrysler NA Holding,
Gtd. Notes, Ser. E	5.68	10/31/08	250,000 [b]	251,272
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	65,000 [c]	62,188
General Motors,
Debs	7.75	3/15/36	180,000 [d]	53,550
				502,203
Banking—7.0%
Chevy Chase Bank FSB,
Sub. Notes	6.88	12/1/13	145,000	145,725
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	200,000 [a,b]	182,695
Colonial Bank NA/Montgomery,
Alabama, Sub. Notes	6.38	12/1/15	250,000	248,377
Greater Bay Bancorp,
Sr. Notes, Ser. B	5.25	3/31/08	100,000	98,837
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	235,000 [a,b]	221,626
National Westminster Bank/United
Kingdom, Sub. Notes	7.38	10/1/09	320,000	339,083
NB Capital Trust IV,
Gtd. Capital Secs	8.25	4/15/27	180,000	189,361
Popular North America,
Notes	5.65	12/12/07	125,000 [b]	125,282
Sovereign Bancorp,
Sr. Notes	5.51	3/1/09	195,000 [a,b]	195,343
USB Capital IX,
Gtd. Notes	6.19	4/15/42	375,000 [b,c]	367,082

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banking (continued)
Washington Mutual,
Notes	5.37	1/15/10	145,000 [b]	145,737
Washington Mutual,
Sub. Notes	4.63	4/1/14	265,000	239,784
Washington Mutual Preferred
Funding Delaware, Bonds	6.53	3/29/49	100,000 [a,b]	96,141
Wells Fargo Capital B,
Bonds	7.95	12/1/26	300,000 [a]	313,630
Western Financial Bank,
Sub. Debs	9.63	5/15/12	165,000	181,679
Zions Bancorporation,
Sr. Unscd. Notes	5.23	4/15/08	105,000 [b]	105,080
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	240,000	238,238
				3,433,700
Building & Construction—1.2%
American Standard,
Gtd. Notes	7.38	2/1/08	145,000	147,748
Centex,
Notes	4.75	1/15/08	65,000	63,766
DR Horton,
Gtd. Notes	5.88	7/1/13	120,000	112,905
DR Horton,
Gtd. Notes	8.00	2/1/09	95,000	98,835
DR Horton,
Unsub. Notes	6.00	4/15/11	30,000	29,192
Schuler Homes,
Gtd. Notes	10.50	7/15/11	115,000	121,156
				573,602
Chemicals—1.4%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	50,000	52,875
ICI North America,
Debs	8.88	11/15/06	80,000	80,781
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	30,000	28,968
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	115,000	110,433

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chemicals (continued)
ICI Wilmington,
Gtd. Notes	7.05	9/15/07	70,000 [c]	70,727
Lubrizol,
Debs	6.50	10/1/34	70,000 [c]	67,158
RPM International,
Bonds	6.25	12/15/13	145,000	142,761
RPM International,
Sr. Notes	4.45	10/15/09	125,000	119,169
				672,872
Commercial & Professional Services—1.0%
Aramark Services,
Gtd. Notes	7.00	5/1/07	250,000	250,683
Erac USA Finance,
Notes	5.40	4/30/09	70,000 [a,b]	70,088
Erac USA Finance,
Notes	7.95	12/15/09	100,000 [a]	106,087
RR Donnelley & Sons,
Notes	5.00	11/15/06	70,000	69,673
				496,531
Commercial Mortgage
Pass-Through Ctfs.—5.4%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	178,785 [a,b]	178,785
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	6.42	11/25/35	94,097 [a,b]	94,324
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	94,097 [a,b]	95,582
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	97,173 [a,b]	97,173
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	295,000	278,525
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	120,000	113,717
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	125,000	120,673
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	130,000 [a]	132,390

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Chase Commercial Mortgage
Securities, Ser. 1997-2, Cl. C	6.60	12/19/29	40,000	40,397
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	5.39	5/15/23	20,000 [a,b]	20,019
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	115,000 [a]	112,049
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	120,000	121,308
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	160,000 [a]	158,624
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000 [a]	34,702
JP Morgan Commercial Mortgage
Finance, Ser. 1997-C5, Cl. B	7.16	9/15/29	105,000	106,184
Mach One Trust Commercial
Mortgage-Backed, Ser. 2004-1A,
Cl. A1	3.89	5/28/40	120,036 [a]	117,226
Morgan Stanley Capital I,
Ser. 1999-CAM1, Cl. A4	7.02	3/15/32	68,100	69,778
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2	6.71	12/15/31	169,586	172,599
Morgan Stanley Capital I,
Ser. 2001-PPM, Cl. A3	6.54	2/15/31	160,312	163,013
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	470,122 [a]	447,509
				2,674,577
Consumer Products—.0%
Scotts Miracle-Gro,
Sr. Sub. Notes	6.63	11/15/13	20,000	19,300
Diversified Financial Services—9.8%
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	120,000 [b]	120,935
Amvescap,
Gtd. Notes	5.38	2/27/13	135,000	129,320
Amvescap,
Notes	5.38	12/15/14	185,000	175,217

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Amvescap,
Sr. Notes	5.90	1/15/07	225,000	225,178
CIT Group,
Sr. Notes	5.32	8/15/08	185,000 [b]	185,476
Fondo LatinoAmericano
De Reservas, Notes	3.00	8/1/06	115,000 [a]	114,824
Ford Motor Credit,
Sr. Sub. Notes	7.20	6/15/07	121,000	120,135
General Motors Acceptance,
Notes	5.97	1/16/07	265,000 [b]	264,253
Glencore Funding,
Gtd. Notes	6.00	4/15/14	305,000 [a]	278,972
HSBC Finance,
Sr. Notes	5.68	9/14/12	280,000 [b]	281,554
International Lease Finance,
Sr. Unscd. Notes	5.43	5/24/10	125,000 [b]	125,003
Jefferies Group,
Sr. Notes	7.75	3/15/12	55,000	59,148
Jefferies Group,
Sr. Notes, Ser. B	7.50	8/15/07	70,000	70,883
Kaupthing Bank,
Notes	7.13	5/19/16	365,000 [a]	365,750
Leucadia National,
Sr. Notes	7.00	8/15/13	115,000	112,125
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	80,000	83,878
Mizuho JGB Investment,
Bonds	9.87	12/29/49	100,000 [a,b]	107,122
MUFG Capital Finance Tier 1,
Sr. Sub. Notes	6.35	3/15/49	215,000 [b]	207,765
NiSource Capital Markets,
Notes	7.86	3/27/17	75,000	81,169
Pemex Finance,
Bonds	9.69	8/15/09	195,000	208,097
Residential Capital,
Gtd. Notes	6.90	4/17/09	240,000 [a,b]	240,167
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	125,000	123,406

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
SB Treasury,
Bonds	9.40	12/29/49	280,000 [a,b]	297,559
SLM,
Notes, Ser. A	5.24	7/27/09	375,000 [b]	375,603
ST. George Funding,
Bonds	8.49	12/29/49	225,000 [a]	239,061
Tokai Preferred Capital,
Bonds	9.98	12/29/49	220,000 [a,b]	236,106
				4,828,706
Diversified Metals & Mining—1.0%
Falconbridge,
Bonds	5.38	6/1/15	25,000	22,829
Falconbridge,
Debs	7.35	11/1/06	190,000	190,899
Falconbridge,
Notes	6.00	10/15/15	150,000	143,074
Southern Copper,
Sr. Notes	7.50	7/27/35	125,000	119,966
				476,768
Electric Utilities—5.4%
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	125,000 [a]	134,375
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	115,000	110,516
Consumers Energy,
First Mortgage Bonds, Ser. F	4.00	5/15/10	155,000	144,428
Dominion Resources,
Sr. Notes, Ser. D	5.79	9/28/07	255,000 [b]	255,244
Dominion Resources,
Sr. Notes, Ser. G	3.66	11/15/06	95,000 [b]	94,297
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	220,000	219,758
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	235,000	239,386
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	95,038 [a]	91,239

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	200,000	199,358
Illinois Power,
First Mortgage Bonds	7.50	6/15/09	115,000	119,878
IPALCO Enterprises,
Scd. Notes	8.63	11/14/11	75,000 [b]	79,875
Mirant North America,
Sr. Notes	7.38	12/31/13	55,000 [a]	53,350
Nevada Power,
Mortgage Notes	5.95	3/15/16	50,000 [a]	47,640
Nevada Power,
Mortgage Notes, Ser. L	5.88	1/15/15	50,000	47,668
Niagara Mohawk Power,
Sr. Notes, Ser. G	7.75	10/1/08	35,000	36,440
Nisource Finance,
Gtd. Notes	5.76	11/23/09	275,000 [b]	275,552
Progress Energy,
Sr. Notes	6.05	4/15/07	100,000	100,223
Southwestern Public Service,
Sr. Notes, Ser B	5.13	11/1/06	150,000	149,677
TXU,
Notes, Ser. C	6.38	1/1/08	65,000	65,470
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	145,000	138,672
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	35,000	34,910
				2,637,956
Environmental Control—.4%
Oakmont Asset Trust,
Notes	4.51	12/22/08	105,000 [a]	101,207
Waste Management,
Gtd. Notes	7.38	5/15/29	30,000	32,702
Waste Management,
Sr. Notes	7.00	7/15/28	75,000	77,967
				211,876
Food & Beverages—.8%
HJ Heinz,
Notes	6.43	12/1/20	150,000 [a]	152,483
Safeway,
Sr. Unscd. Notes	4.13	11/1/08	85,000	81,673

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages (continued)
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	100,000	99,250
Tyson Foods,
Sr. Unscd. Notes		6.60	4/1/16	80,000	78,335
					411,741
Foreign Government—2.6%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.88	6/16/08	170,000 [b]	167,280
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	100,000	96,100
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	1,005,000 [c,e]	455,890
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	2,600,000 [e]	234,481
Republic of Argentina,
Bonds		4.89	8/3/12	305,000 [b]	253,760
Republic of El Salvador,
Unscd. Notes		8.50	7/25/11	60,000 [a]	65,250
					1,272,761
Health Care—.7%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	140,000	138,829
Coventry Health Care,
Sr. Notes		5.88	1/15/12	80,000	77,200
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	60,000	63,616
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	85,000	76,567
					356,212
Lodging & Entertainment—.9%
Caesars Entertainment,
Sr. Notes		8.50	11/15/06	50,000	50,450
Carnival,
Notes		7.30	6/1/07	120,000	121,415
Harrah’s Operating,
Gtd. Notes		7.13	6/1/07	45,000	45,412
MGM Mirage,
Gtd. Notes		6.00	10/1/09	20,000	19,550

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	20,000	18,925
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	60,000	58,350
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	70,000	68,250
Turning Stone Casino Resort
Enterprise, Sr. Notes	9.13	12/15/10	80,000 [a]	81,200
				463,552
Machinery—.2%
Terex,
Gtd. Notes	7.38	1/15/14	115,000	115,000
Manufacturing—1.1%
Bombardier,
Notes	6.30	5/1/14	200,000 [a]	175,000
Tyco International Group,
Gtd. Notes	5.80	8/1/06	230,000	230,029
Tyco International Group,
Gtd. Notes	6.88	1/15/29	115,000	118,885
				523,914
Media—2.1%
CBS,
Gtd. Notes	5.63	5/1/07	105,000	104,907
Clear Channel Communications,
Notes	4.25	5/15/09	265,000	251,463
Liberty Media,
Sr. Notes	6.83	9/17/06	250,000 [b]	250,837
Media General,
Gtd. Notes	6.95	9/1/06	195,000	195,169
Time Warner,
Gtd. Debs	7.70	5/1/32	80,000	87,203
Univision Communications,
Gtd. Notes	2.88	10/15/06	145,000	143,694
				1,033,273
Oil & Gas—3.6%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	50,000	46,794
BJ Services,
Sr. Unscd. Notes	5.44	6/1/08	500,000	500,087

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	85,000	85,956
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	70,000	63,964
El Paso Natural Gas,
Sr. Notes, Ser. A	7.63	8/1/10	130,000	132,925
Enterprise Products Operating,
Sr. Notes, Ser. B	4.00	10/15/07	70,000	68,129
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	255,000	244,484
Marathon Oil,
Notes	5.38	6/1/07	175,000	174,501
Northwest Pipeline,
Debs	6.63	12/1/07	210,000	211,050
ONEOK,
Sr. Unscd. Notes	5.51	2/16/08	175,000	173,933
Sempra Energy,
Sr. Notes	4.62	5/17/07	80,000	79,237
				1,781,060
Packaging & Containers—.5%
Crown Americas Capital,
Sr. Notes	7.63	11/15/13	75,000 [a]	74,063
Crown Americas Capital,
Sr. Notes	7.75	11/15/15	50,000 [a]	49,500
Sealed Air,
Bonds	6.88	7/15/33	120,000 [a]	115,037
				238,600
Paper & Forest Products—.4%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	105,000 [a]	98,345
Temple-Inland,
Bonds	6.63	1/15/18	105,000	104,677
				203,022
Property-Casualty Insurance—2.1%
AON,
Gtd. Notes	8.21	1/1/27	105,000	113,563
AON,
Notes,	6.95	1/15/07	100,000	100,517

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property-Casualty
Insurance (continued)
Assurant,
Sr. Notes	6.75	2/15/34	55,000	54,350
Chubb,
Sr. Notes	5.47	8/16/08	250,000	248,637
Hanover Insurance Group,
Debs	7.63	10/15/25	5,000	5,037
Lincoln National,
Bonds	7.00	5/17/66	110,000 [b,c]	109,339
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	220,000	218,893
Nippon Life Insurance,
Notes	4.88	8/9/10	125,000 [a]	120,242
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	70,000	70,195
				1,040,773
Real Estate Investment Trusts—5.4%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	85,000	80,771
Archstone-Smith Operating Trust,
Notes	5.00	8/15/07	75,000	74,108
Arden Realty,
Notes	5.20	9/1/11	115,000	112,815
Arden Realty,
Notes	7.00	11/15/07	60,000	61,119
Boston Properties,
Sr. Notes	5.63	4/15/15	85,000	82,032
Duke Realty,
Notes	3.50	11/1/07	70,000	67,943
Duke Realty,
Sr. Notes	6.95	3/15/11	170,000	176,786
EOP Operating,
Notes	6.11	10/1/10	50,000 [b]	50,573
EOP Operating,
Sr. Notes	7.00	7/15/11	195,000	202,792
ERP Operating,
Notes	4.75	6/15/09	55,000	53,578
ERP Operating,
Notes	5.13	3/15/16	75,000	69,430

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts (continued)
Healthcare Realty Trust,
Sr. Notes	8.13	5/1/11	225,000	241,913
HRPT Properties Trust,
Sr. Unscd. Notes	5.94	3/16/11	250,000 [b]	250,494
Mack-Cali Realty,
Notes	5.25	1/15/12	55,000	52,851
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	75,000	69,464
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	130,000	125,408
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	100,000	96,821
Regency Centers,
Gtd. Notes	5.25	8/1/15	125,000	117,034
Simon Property Group,
Notes	4.60	6/15/10	105,000	100,714
Simon Property Group,
Notes	4.88	8/15/10	75,000	72,577
Socgen Real Estate,
Bonds	7.64	12/29/49	470,000 [a,b]	480,102
				2,639,325
Residential Mortgage
Pass-Through Ctfs.—4.4%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	126,353 [a]	126,051
Banc of America Mortgage
Securities, Ser. 2004-F, Cl. 2A7	4.15	7/25/34	324,528 [b]	313,023
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	140,000	133,146
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	80,769	79,775
Countrywide Alternative Loan
Trust, Stripped Security,
Interest Only Class,
Ser. 2004-J5, Cl. 1AI0	0.75	12/26/06	1,317,235 [f]	3,705
First Chicago/Lennar Trust,
Ser. 1997-CHL1, Cl. D	7.62	4/29/39	84,105 [a]	84,210
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	132,846 [b]	133,436

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	98,404 [b]	94,028
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	69,574 [b]	69,725
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	73,121	70,480
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	200,000	189,721
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	150,000	142,613
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	115,000	110,224
Opteum Mortgage Acceptance,
Ser. 2005-1, Cl. A2	5.46	2/25/35	7,779 [b]	7,782
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	6.04	4/30/30	2,007	1,999
Washington Mutual,
Ser. 2003-AR10, Cl. A6	4.06	10/25/33	203,000 [b]	196,360
Washington Mutual,
Ser. 2004-AR7, Cl. A6	3.94	7/25/34	135,000 [b]	129,602
Washington Mutual,
Ser. 2004-AR9, Cl. A7	4.17	8/25/34	165,000 [b]	157,811
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	150,000	143,096
				2,186,787
Retail—.2%
May Department Stores,
Notes	3.95	7/15/07	45,000	44,131
May Department Stores,
Notes	4.80	7/15/09	45,000	43,793
				87,924
State/Government
General Obligations—2.0%
County of Sacramento, California,
Taxable Pension Funding Bonds	0/5.35	7/10/30	100,000 [b,d]	99,938
Erie Tobacco Asset Securitization,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/28	75,000	73,210

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

State/Government
General Obligations (continued)
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.31	6/1/34	385,000	384,557
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.43	6/1/34	100,000 [b]	100,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	170,000	163,438
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	170,000	165,373
				986,516
Technology—.3%
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	70,000	70,700
Hewlett-Packard,
Sr. Unscd. Notes	5.34	5/22/09	100,000 [b]	100,083
				170,783
Telecommunications—6.3%
AT & T,
Notes	5.26	5/15/08	125,000 [b]	125,052
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	165,000	191,037
Deutsche Telekom International
Finance, Gtd. Notes	5.63	3/23/09	475,000 [b]	475,537
France Telecom,
Notes	7.75	3/1/11	110,000 [b]	118,278
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	95,000	91,399
Nextel Partners,
Sr. Notes	8.13	7/1/11	115,000	120,894
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	50,000 [a,e]	65,709
PanAmSat,
Gtd. Notes	9.00	6/15/16	100,000 [a]	102,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Qwest,
Notes	5.63	11/15/08	70,000	68,600
Qwest,
Sr. Notes	7.88	9/1/11	65,000	66,138
Qwest,
Sr. Notes	8.58	6/15/13	100,000 [b]	106,250
Sprint Capital,
Gtd. Notes	8.75	3/15/32	95,000	114,887
Telecom Italia Capital,
Notes	5.63	2/1/11	125,000 [b]	125,814
Telefonica Emisones,
Gtd. Notes	5.98	6/20/11	965,000	962,477
Verizon Global Funding,
Sr. Notes	5.30	8/15/07	175,000 [b]	175,083
Windstream,
Sr. Notes	8.13	8/1/13	140,000 [a]	143,500
Windstream,
Sr. Notes	8.63	8/1/16	45,000 [a]	46,238
				3,098,893
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	95,000	93,388
Transportation—.2%
Ryder System,
Notes	3.50	3/15/09	130,000	122,391
U.S. Government Agencies/
Mortgage-Backed—22.6%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/09			93,021	89,155
4.50%, 10/1/09			89,493	86,920
5.00%, 10/1/18			513,525	495,552
6.00%, 7/1/17—4/1/33			276,221	274,205
Federal National Mortgage Association:
4.50%			1,025,000 [g]	968,943
5.00%			275,000 [g]	264,858
5.50%			965,000 [g]	932,757
6%			1,450,000 [g]	1,427,344
3.53%, 7/1/10			284,399	263,333
4.06%, 6/1/13			100,000	91,031
5.00%, 7/1/11—4/1/19			563,132	545,128
5.50%, 12/1/24—1/1/34			1,435,265	1,388,072

24

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association (continued):
6.00%, 2/1/33—6/1/33	270,274	267,063
6.50%, 12/1/31—9/1/32	226,615	228,705
7.00%, 5/1/32—7/1/32	54,490	55,834
Grantor Trust,
Ser. 2001-T11, Cl. B, 5.50%, 9/25/11	75,000	74,749
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%, 5/25/11	275,000	280,319
Government National Mortgage Association I:
6.50%, 9/15/32	106,564	108,029
8.00%, 2/15/30—5/15/30	5,688	6,040
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	351,189	333,076
Ser. 2003-88, Cl. AC, 2.91%, 6/16/18	244,952	233,385
Ser. 2004-23, Cl. B, 2.95%, 3/16/19	139,842	132,304
Ser. 2004-57, Cl. A, 3.02%, 1/16/19	171,324	163,135
Ser. 2004-97, Cl. AB, 3.08%, 4/16/22	211,984	201,676
Ser. 2003-64, Cl. A, 3.09%, 4/16/24	18,075	17,686
Ser. 2004-9, Cl. A, 3.36%, 8/16/22	110,218	104,644
Ser. 2004-25, Cl. AC, 3.38%, 1/16/23	323,676	308,568
Ser. 2004-77, Cl. A, 3.40%, 3/16/20	185,108	177,294
Ser. 2003-96, Cl. B, 3.61%, 8/16/18	125,950	122,485
Ser. 2004-67, Cl. A, 3.65%, 9/16/17	162,251	157,144
Ser. 2004-108, Cl. A, 4.00%, 5/16/27	119,108	114,349
Ser. 2005-79, Cl. A, 4.00%, 10/16/33	123,634	118,776
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	121,944	117,545
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	164,140	157,606
Ser. 2005-9, Cl. A, 4.03%, 5/16/22	95,059	91,916
Ser. 2005-12, Cl. A, 4.04%, 5/16/21	64,730	62,602
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	143,256	138,864
Ser. 2005-14, Cl. A, 4.13%, 2/16/27	139,955	135,626
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	231,442	224,349
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	150,000	145,044
		11,106,111
U.S. Government Securities—37.0%
U.S. Treasury Bonds
4.50%, 2/15/36	750,000 [g]	672,715
U.S. Treasury Notes:
4.25%, 1/15/11	1,355,000 [c]	1,308,793
5.13%, 6/30/11	16,165,000 [g]	16,189,005
		18,170,513
Total Bonds and Notes
(cost $69,764,726)		68,877,204

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.2%	Shares	Value ($)

Banking—.1%
Sovereign Capital Trust IV,
Cum., Conv., $2.1875	1,400	63,700
Diversified Financial Services—.1%
AES Trust VII,
Cum. Conv., $3.00	1,000	49,000
Total Preferred Stocks
(cost $118,700)		112,700

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.1%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	3,395,000	2,803
Dow Jones CDX. EM 5
August 2006 @ .9805	900,000	5,670
Dow Jones CDX. EM 5
August 2006 @ .9820	1,520,000	9,576
		18,049
Put Options—.0%
3-Month Capped USD
Libor-BBA Interest Rate
June 2007 @ 5.75	9,650,000	7,738
5 Year Euribor Interest Rate Swap,
May 2007 @ 4.1785	855,000	9,481
		17,219
Total Options
(cost $56,701)		35,268

	Principal
Short-Term Investments—.4%	Amount ($)	Value ($)

U.S. Government Agencies—.2%
Federal National Mortgage
Association, 5.21%, 7/17/06	135,000	134,692
U.S. Treasury Bills—.2%
4.78%, 9/7/06	75,000 [h]	74,345
Total Short-Term Investments
(cost $209,023)		209,037

26

Other Investment—.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,000)	45,000 [i]	45,000

Investment of Cash Collateral
for Securities Loaned—4.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,214,250)	2,214,250 [i]	2,214,250

Total Investments (cost $72,408,400)	145.3%	71,493,459

Liabilities, Less Cash and Receivables	(45.3%)	(22,281,357)

Net Assets	100.0%	49,212,102

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $7,024,384 or 14.3% of net assets.
[b] Variable rate security—interest rate subject to periodic change.
[c] All or a portion of these securities are on loan. At June 30, 2006 the total market value of the fund’s securities on loan is $2,118,860 and the total market value of the collateral held by the fund is $2,214,250.
[d] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[e] Principal amount stated in U.S. Dollars unless otherwise noted. BRL—Brazilian Real EUR—Euro MXN—
Mexican New Peso.
[f] Notional face amount shown.
[g] Purchased on a forward commitment basis.
[h] Held by a broker as collateral for open financial futures positions.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	53.7	Foreign/Government	2.6
U.S. Government Securities	37.0	State/Government
U.S. Government Agencies/		General Obligations	2.0
Mortgage Backed	22.6	Preferred Stocks	.2
Asset/Mortgage Backed	22.1	Futures/Swaps/Options/Forward
Short Term/Money		Currency Exchange Contracts	.0
Market Investments	5.0		145.2

† Based on net assets.
See notes to financial statements.

The Fund 27

STATEMENT OF FINANCIAL FUTURES
June 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	26	(2,726,344)	September 2006	6,352

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2006 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value ($)

Call Options:
Dow Jones CDX.EM.X5
August 2006 @ .99	1,800,000	(5,760)
Dow Jones CDX.EM.X5
August 2006@ .9915	3,040,000	(9,728)
Dow Jones CDX.IG.6
September 2006 @.45	2,420,000	(5,421)
Peru 8.75%, 11/21/2033 Swap
Pay @ 1.70 exp. 12/20/2010
July 2006 @ 3.05	240,000	—
Put Options:
12-Month Euribor Interest Swap
March 2007 @ 5.973	3,395,000	(18,888)
Dow Jones CDX.IG.6
September 2006 @.45	2,420,000	(3,073)
(Premiums received $44,046)		(42,870)

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,118,860)—Note 1(c):
Unaffiliated issuers	70,149,150	69,234,209
Affiliated issuers	2,259,250	2,259,250
Cash denominated in foreign currencies	6,031	6,022
Receivable for investment securities sold		1,181,471
Dividends and interest receivable		533,356
Receivable for shares of Beneficial Interest subscribed		137,704
Unrealized appreciation on swaps—Note 4		108,750
Swaps premium paid		38,210
Receivable from broker from swap transactions—Note 4		14,693
		73,513,665

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		36,628
Cash overdraft due to Custodian		124,521
Payable for investment securities purchased		19,490,676
Liability for securities on loan—Note 1(c)		2,214,250
Payable for open mortgage-backed dollar rolls		2,180,547
Unrealized depreciation on swaps—Note 4		138,266
Payable for shares of Beneficial Interest redeemed		53,367
Outstanding options written, at value (premiums
received $44,046)—See Statement of Options Written—Note 4		42,870
Payable for futures variation margin—Note 4		11,781
Unrealized depreciation on forward currency
exchange contracts—Note 4		8,657
		24,301,563

Net Assets ($)		49,212,102

Composition of Net Assets ($):
Paid-in capital		58,345,264
Accumulated distributions in excess of investment income—net		(40,078)
Accumulated net realized gain (loss) on investments		(8,148,206)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions, swap transactions
and foreign currency transactions (including $6,352
net unrealized appreciation on financial futures)		(944,878)

Net Assets ($)		49,212,102

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	42,507,138	3,360,411	1,776,719	1,567,834
Shares Outstanding	4,104,404	324,507	171,411	151,527

Net Asset Value Per Share ($)	10.36	10.36	10.37	10.35

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

Investment Income ($):
Income:
Interest	1,286,277
Cash dividends:
Unaffiliated issuers	15,859
Affiliated issuers	5,791
Income from securities lending	1,006
Total Income	1,308,933
Expenses:
Management fee—Note 3(a)	170,975
Distribution and service fees—Note 3(b)	78,577
Loan commitment fees—Note 2	146
Total Expenses	249,698
Investment Income—Net	1,059,235

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(618,968)
Net realized gain (loss) on swap transactions	39,031
Net realized gain (loss) on options transactions	14,731
Net realized gain (loss) on forward currency exchange contracts	(12,486)
Net realized gain (loss) on financial futures	(89,283)
Net Realized Gain (Loss)	(666,975)
Net unrealized appreciation (depreciation) on investments, options, foreign currency transactions, forward currency exchange contracts and swap
transactions (including $9,871 net unrealized appreciation on financial futures)	(656,051)
Net Realized and Unrealized Gain (Loss) on Investments	(1,323,026)
Net (Decrease) in Net Assets Resulting from Operations	(263,791)
See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	1,059,235	1,881,726
Net realized gain (loss) on investments	(666,975)	833,833
Net unrealized appreciation
(depreciation) on investments	(656,051)	(1,443,134)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(263,791)	1,272,425

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(974,960)	(1,925,411)
Class B shares	(70,700)	(179,019)
Class C shares	(30,915)	(60,333)
Class R shares	(40,428)	(85,448)
Net realized gain on investments:
Class A shares	—	(316,748)
Class B shares	—	(29,230)
Class C shares	—	(10,980)
Class R shares	—	(13,060)
Total Dividends	(1,117,003)	(2,620,229)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	5,678,121	6,790,514
Class B shares	391,460	1,042,809
Class C shares	707,322	623,177
Class R shares	85,772	73,941
Dividends reinvested:
Class A shares	799,713	1,846,222
Class B shares	52,664	150,509
Class C shares	12,443	33,241
Class R shares	30,212	73,712
Cost of shares redeemed:
Class A shares	(6,701,973)	(7,043,996)
Class B shares	(1,023,776)	(3,574,694)
Class C shares	(555,644)	(550,762)
Class R shares	(309,709)	(217,453)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(833,395)	(752,780)
Total Increase (Decrease) in Net Assets	(2,214,189)	(2,100,584)

Net Assets ($):
Beginning of Period	51,426,291	53,526,875
End of Period	49,212,102	51,426,291
Undistributed (distributions in excess of)
investment income—net	(40,078)	17,690

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Class Aa
Shares sold	541,406	626,773
Shares issued for dividends reinvested	76,273	170,901
Shares redeemed	(635,339)	(650,541)
Net Increase (Decrease) in Shares Outstanding	(17,660)	147,133

Class B [a]
Shares sold	37,292	96,560
Shares issued for dividends reinvested	5,020	13,924
Shares redeemed	(97,444)	(328,698)
Net Increase (Decrease) in Shares Outstanding	(55,132)	(218,214)

Class C
Shares sold	67,356	57,799
Shares issued for dividends reinvested	1,186	3,071
Shares redeemed	(52,648)	(51,368)
Net Increase (Decrease) in Shares Outstanding	15,894	9,502

Class R
Shares sold	8,046	6,783
Shares issued for dividends reinvested	2,884	6,830
Shares redeemed	(29,315)	(19,954)
Net Increase (Decrease) in Shares Outstanding	(18,385)	(6,341)

[a] During the period ended June 30, 2006, 50,230 Class B shares representing $527,117 were automatically converted to 50,227 Class A shares and during the period ended December 31, 2005, 164,321 Class B shares representing $1,790,542 were automatically converted to 164,317 Class A shares.
See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2006			Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.65	10.94	10.90	10.75	10.37	10.29
Investment Operations:
Investment income—net [b]	.23	.40	.37	.33	.38	.52
Net realized and unrealized
gain (loss) on investments	(.28)	(.13)	.18	.26	.42	.10
Total from Investment Operations	(.05)	.27	.55	.59	.80	.62
Distributions:
Dividends from investment
income—net	(.24)	(.48)	(.47)	(.39)	(.42)	(.54)
Dividends from net realized
gain on investments	—	(.08)	(.04)	(.05)	—	—
Total Distributions	(.24)	(.56)	(.51)	(.44)	(.42)	(.54)
Net asset value, end of period	10.36	10.65	10.94	10.90	10.75	10.37

Total Return (%) [c]	(.55)[d]	2.50	5.15	5.51	7.87	6.09

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[e]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	4.41[e]	3.72	3.38	3.06	3.63	5.01
Portfolio Turnover Rate	221.68[d,f] 345.82[f]		315.33[f]	469.41[f]	524.46	477.71

Net Assets, end of period
($ X 1,000)	42,507	43,915	43,466	43,811	47,571	49,729

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net
	realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income
	to average net assets from 3.52% to 3.38%.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003 were 167.17%, 198.52%, 189.68% and
272.57%, respectively.
See notes to financial statements.

34

Six Months Ended
June 30, 2006			Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.65	10.93	10.90	10.75	10.37	10.29
Investment Operations:
Investment income—net [b]	.19	.32	.30	.25	.30	.44
Net realized and unrealized
gain (loss) on investments	(.28)	(.12)	.16	.25	.42	.10
Total from Investment Operations	(.09)	.20	.46	.50	.72	.54
Distributions:
Dividends from investment
income—net	(.20)	(.40)	(.39)	(.30)	(.34)	(.46)
Dividends from net realized
gain on investments	—	(.08)	(.04)	(.05)	—	—
Total Distributions	(.20)	(.48)	(.43)	(.35)	(.34)	(.46)
Net asset value, end of period	10.36	10.65	10.93	10.90	10.75	10.37

Total Return (%) [c]	(.92)[d]	1.84	4.27	4.73	7.07	5.30

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[e]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	3.66[e]	2.99	2.77	2.31	2.91	4.27
Portfolio Turnover Rate	221.68[d,f] 345.82[f]		315.33[f]	469.41[f]	524.46	477.71

Net Assets, end of period
($ X 1,000)	3,360	4,044	6,537	10,309	12,470	14,172

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net
	realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income
	to average net assets from 2.88% to 2.77%.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003 were 167.17%, 198.52%, 189.68% and
272.57%, respectively.
See notes to financial statements.

36

Six Months Ended
June 30, 2006			Year Ended December 31,

Class C Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.66	10.94	10.91	10.76	10.38	10.30
Investment Operations:
Investment income—net [b]	.19	.32	.29	.25	.31	.45
Net realized and unrealized
gain (loss) on investments	(.28)	(.12)	.17	.25	.41	.09
Total from Investment Operations	(.09)	.20	.46	.50	.72	.54
Distributions:
Dividends from investment
income—net	(.20)	(.40)	(.39)	(.30)	(.34)	(.46)
Dividends from net realized
gain on investments	—	(.08)	(.04)	(.05)	—	—
Total Distributions	(.20)	(.48)	(.43)	(.35)	(.34)	(.46)
Net asset value, end of period	10.37	10.66	10.94	10.91	10.76	10.38

Total Return (%) [c]	(.91)[d]	1.83	4.28	4.73	7.06	5.29

The Fund 37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class C Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[e]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	3.65[e]	2.98	2.66	2.31	2.92	4.30
Portfolio Turnover Rate	221.68[d,f] 345.82[f]		315.33[f]	469.41[f]	524.46	477.71

Net Assets, end of period
($ X 1,000)	1,777	1,658	1,598	1,692	1,980	2,245

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net
	realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income
	to average net assets from 2.80% to 2.66%.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003 were 167.17%, 198.52%, 189.68% and
272.57%, respectively.
See notes to financial statements.

38

Six Months Ended
June 30, 2006			Year Ended December 31,

Class R Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	10.64	10.93	10.89	10.74	10.36	10.28
Investment Operations:
Investment income—net [b]	.24	.43	.39	.37	.41	.56
Net realized and unrealized
gain (loss) on investments	(.27)	(.13)	.19	.24	.41	.08
Total from Investment Operations	(.03)	.30	.58	.61	.82	.64
Distributions:
Dividends from investment
income—net	(.26)	(.51)	(.50)	(.41)	(.44)	(.56)
Dividends from net realized
gain on investments	—	(.08)	(.04)	(.05)	—	—
Total Distributions	(.26)	(.59)	(.54)	(.46)	(.44)	(.56)
Net asset value, end of period	10.35	10.64	10.93	10.89	10.74	10.36

Total Return (%)	(.42)[c]	2.76	5.43	5.78	8.14	6.24

The Fund 39

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class R Shares	(Unaudited)	2005	2004 [a]	2003	2002	2001

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	4.66[d]	3.97	3.61	3.70	3.88	5.34
Portfolio Turnover Rate	221.68[c,e] 345.82[e]		315.33[e]	469.41[e]	524.46	477.71

Net Assets, end of period
($ X 1,000)	1,568	1,809	1,926	2,202	3,387	3,595

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for
	the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net
	realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income
	to average net assets from 3.74% to 3.61%.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003 were 167.17%, 198.52%, 189.68% and
272.57%, respectively.
See notes to financial statements.

40

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund, as of the date of this report. The fund’s investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations which primarily have maturities of 10 years or less. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective June 1,2006,the fund will no longer offer Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $7,122,182 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $4,281,545 expires in fiscal 2007 and $2,840,637 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $2,620,229. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended June 30, 2006, the Distributor retained $2,444 from commissions earned on sales of the fund’s Class A shares and $2,968 and $214 from CDSC on redemptions on the fund’s Class B and Class C shares, respectively.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 2006, Class A, Class B and Class C shares were charged $52,473, $13,608 and $5,970, respectively, pursuant to their respective Plans. Class B and Class C shares were charged $4,536 and $1,990, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $23,785, Rule 12b-1 distribution plan fees $11,807 and shareholder services plan fees $1,036.

(c) The Trust and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts, futures, options and swap transactions during the period ended June 30, 2006, amounted to $155,225,645 and $142,132,019, respectively, of which $34,922,194 in purchases and $34,948,714 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against change in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of favorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally,

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund would realize a loss, if the price of the financial instrument decreases between those dates.

In addition, the following table summarizes the fund’s call/put options written during the period ended June 30, 2006:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/(Loss) ($)

Contracts outstanding
December 31, 2005	17,252,000	42,442	—	—
Contracts written	193,915,000	71,762
Contracts Terminated;
Closed	7,087,000	7,013	38,196	(31,183)
Expired	190,765,000	63,145	—	63,145
Total Contracts
Terminated	197,852,000	70,158	38,196	31,962
Contracts outstanding
June 30, 2006	13,315,000	44,046

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2006 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the con-

tract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at June 30, 2006:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchase;
Icelandic Krona,
expiring 7/11/2006	9,416,000	127,639	123,910	(3,729)
Sales:		Proceeds ($)
Euro, expiring
7/11/2006	102,892	127, 639	131,661	(4,022)
Euro, expiring
9/20/2006	50,000	63,374	64,280	(906)
Total				(8,657)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. The following summarizes interest rate swaps entered into by the fund at June 30, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount	Entity/Currency	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

270,000	USD-1 Month	Lehman
	LIBOR BBA	Brothers	4.10	12/2/2009	(12,866)
3,885,000	USD-3 Month
	LIBOR BBA	Merrill Lynch	5.43	6/8/2008	(12,811)
537,000,000	JPY-6 Month
	LIBOR BBA	UBS Warburg	.88	5/11/2008	5,024
1,281,000	USD-3 Month
	LIBOR BBA	Merrill Lynch	4.17	5/13/2008	(33,269)
1,281,000	USD-3 Month
	LIBOR BBA	Merril Lynch	(4.64)	5/13/2015	91,927
					38,005

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swap agreements at June 30, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

177,000	Alcoa, 6.5%,	Bear Stearns
	6/1/2011	& Co.	(.52)	6/20/2010	(2,172)
80,000	Alcoa, 6%,	Bear Stearns
	1/15/2012	& Co.	(.42)	6/20/2010	(678)
100,000	Allstate, 7.2%,	J.P. Morgan
	12/1/2009	Chase Bank	(.39)	6/20/2016	85
380,000	Allstate, 7.2%,
	12/1/2009	Merrill Lynch	(.35)	6/20/2016	1,475
290,000	BellSouth, 6%,	Bear Stearns
	10/15/2011	& Co.	(.62)	3/20/2016	(1,839)
195,000	BellSouth, 6%,
	10/15/2011	Deutsche Bank	(.62)	3/20/2016	(1,237)

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

350,000	Structured Index	Morgan Stanley	(.70)	6/20/2013	(2,995)
350,000	Structured Index	Morgan Stanley	2.25	6/20/2016	(2,153)
1,103,000	Dow Jones
	CDX.EM.5	Deutsche Bank	(1.35)	6/20/2011	1,196
210,000	Dow Jones	J.P. Morgan
	CDX.EM.5	Chase Bank	(1.35)	6/20/2011	433
991,000	Dow Jones	J.P. Morgan
	CDX.EM.5	Chase Bank	(1.35)	6/20/2011	5,424
355,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.71)	6/20/2010	(7,539)
230,000	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.69)	6/20/2010	(4,718)
240,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.69)	6/20/2010	(4,923)
427,700	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.35)	6/20/2010	(3,583)
269,300	Dow Jones
	CDX.NA.IG.4	Merrill Lynch	(.31)	6/20/2010	(1,817)
198,000	CenturyTel,
	7.875%, 8/15/2012	Citigroup	(1.16)	9/20/2015	(484)
58,000	CenturyTel,	Morgan
	7.875%, 8/15/2012	Stanley	(1.15)	9/20/2015	(102)
480,000	Chubb, 6%,	Bear Stearns
	11/15/2011	& Co.	(.36)	6/20/2016	(252)
300,000	CMLTI 2006-WMC1,
	Cl. M8, 6.71%,	Morgan
	12/25/2035	Stanley	(1.20)	12/25/2035	(60)
257,000	ConocoPhillips,	Bear Stearns
	4.75%, 10/15/2012	& Co.	(.31)	6/20/2010	(928)
129,000	GMAC, 6.875%,	Morgan
	8/28/2012	Stanley	2.00	9/20/2006	273
325,000	JPMAC 2005-FRE1,
	Cl. M8, 6.62%,	Morgan
	10/25/2035	Stanley	(1.17)	10/25/2035	289
970,000	JPMCC 2006-CB15,
	Cl. AJ, 5.89%,
	6/12/2043	Merrill Lynch	(.13)	6/20/2016	(37)
161,000	Koninklijke KPN,	Lehman
	8%, 10/1/2010	Brothers	(.80)	12/20/2010	(1,145)
80,000	Koninklijke KPN,	Morgan
	8%, 10/1/2010	Stanley	(.77)	12/20/2010	(474)
300,000	MABS Trust,
	2005-WMC1, Cl. M8,	J.P. Morgan
	3/25/2035	Chase Bank	(1.18)	4/25/2009	168
341,000	Morgan Stanley,
	6.6%, 4/1/2012	Citigroup	(.62)	6/20/2015	(5,706)
269,000	News America,	Lehman
	7.25%, 5/18/2018	Brothers	.47	12/20/2009	2,456

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

120,000	Nucor, 4.875%,	Bear Stearns
	10/1/2012	& Co.	(.40)	6/20/2010	(1,160)
150,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.72)	6/20/2016	(1,774)
180,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.46)	6/20/2016	(1,318)
100,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.45)	6/20/2011	(686)
270,000	VF, 8.5%,
	10/1/2010	UBS Warburg	(.45)	6/20/2011	(1,854)
					(37,835)

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount.To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the portfolio will receive a payment from or make a payment to the counter-party, respectively. The following summarizes total return swaps entered into by the portfolio at June 30, 2006:

Notional	Reference		(Pay) Receive		Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration		(Depreciation)($)

1,376,000	Emerging Market
	Bond Index Plus	J.P. Morgan
	@ 369.025	Chase Bank	(4.55)	11/14/2006	(14,912)
1,024,000	Emerging Market
	Bond Index Plus	J.P. Morgan
	@ 370.4091	Chase Bank	(4.55)	11/14/2006	(14,774)
(29,686)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At June 30, 2006, accumulated net unrealized depreciation on investments was $914,941, consisting of $247,643 gross unrealized appreciation and $1,162,584 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 1 and 2, 2006, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, intermediate investment grade debt funds (the

“Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended November 30th (1996-2005) was variously above and below the Performance Group and Performance Universe medians for the periods.The Board members noted that the fund’s total return performance for various periods ended November 30, 2005 was higher than the Performance Group and Performance Universe medians for each of the periods, except it was lower than the Performance Universe for the ten-year period and at the Performance Group median for the five-and ten-year periods.The Manager also provided the Board with the fund’s total return performance and the quartile, percentile and rank of the fund’s total return within its Lipper category (as provided by Lipper) for periods ended December 31, 2005, which were generally consistent with the November 30, 2005 relative total returns.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. Noting the fund’s “unitary fee” structure, the Board members noted that the fund’s expense ratio was higher than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”), and by other accounts managed by the Manager or

The Fund 57

INFORMATION ABOUT THE REVIEW AND	APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT	AGREEMENT (Unaudited) (continued)

its affiliates with similar investment objectives, policies and strategies as the fund (collectively with the Similar Funds, the “Similar Accounts”). The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in providing services to such Similar Accounts as compared to managing and providing services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 59

INFORMATION ABOUT THE REVIEW AND	APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT	AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2007.

For More	Information

Dreyfus Premier	Transfer Agent &
Managed Income Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611
Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity,

2

business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

4